UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2013


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2013


[LOGO OF USAA]
   USAA(R)

                        [GRAPHIC OF USAA CORNERSTONE MODERATELY AGGRESSIVE FUND]

 =====================================================
      SEMIANNUAL REPORT
      USAA CORNERSTONE MODERATELY AGGRESSIVE FUND
      NOVEMBER 30, 2013
 =====================================================

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

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PRESIDENT'S MESSAGE

"IT IS IMPORTANT TO OWN A VARIETY OF
INVESTMENTS THAT TEND TO PERFORM                   [PHOTO OF DANIEL S. McNAMARA]
DIFFERENTLY IN DIFFERENT ENVIRONMENTS."

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DECEMBER 2013

As experienced investors know, major moves in an asset class can happen quickly. This was the case during the reporting period for both stocks and bonds. For stocks, it was essentially a tale of two markets. In the first half of the period, global stocks retreated on hints from Federal Reserve (the Fed) Chairman Ben Bernanke that the Fed might begin tapering (or reducing) its quantitative easing (QE) asset purchases. (Through QE, the Fed was buying $85 billion in U.S. Treasury securities and mortgage-backed securities every month in order to push down long-term interest rates and stimulate economic growth and it recently signaled that it will reduce this amount to $75 billion every month.) Overall, for the period between May 31, 2013, and September 5, 2013, international stocks (which exclude the United States and Europe) and European stocks gained about 3%, while U.S. stocks returned approximately 2%. Emerging market stocks declined.

Global stocks reversed direction in the second half of the reporting period, rallying strongly after the Fed delayed the inevitable taper. Between September 6, 2013, and November 29, 2013, European stocks gained more than 10%, outperforming U.S. and international stocks -- both of which advanced nearly a still-respectable 10% -- and emerging markets stocks, which recorded a return of about 8%. Varied performance, such as this, is an important reminder of the benefits of diversification: it is important to own a variety of investments that tend to perform differently in different environments.

In the bond market, longer-term interest rates rose on expectations of a reduction in the Fed's asset purchases. Bond prices, which move in the opposite direction of interest rates, declined. The increase in rates was most pronounced in the longer end of the yield curve -- in five-year, 10-year and 30-year maturities. For fixed-income investors, it was a mixed blessing. Higher rates meant a decrease in principal value. On the other hand, lower prices mean investors have the opportunity to reinvest at higher rates and earn more on any new investments. Meanwhile, short-term interest rates remained anchored near zero. The Fed has said it will keep the targeted federal funds rate between 0% and 0.25% as long as unemployment is above 6.5% and inflation remains below 2.5%.

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

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Looking ahead, I expect the Fed to continue its asset purchases for the foreseeable future. Janet Yellen, who has been nominated to succeed Bernanke, said this past November that she supports the continuation of the Fed's accommodative monetary policies. Yellen also told the Senate Banking Committee that the Fed would eventually have to begin tapering (which it subsequently stated it will do). However, I believe that the Fed will continue asset purchases, as the U.S. economy remains fragile.

As the Fed starts to taper its asset purchases, longer-term interest rates will probably increase. Though gradually rising rates can be a headwind for investors, fixed-income investing is not an all-or-none scenario. I believe that bonds continue to have a place in a diversified portfolio, in part because of the income they provide. Furthermore, the bond market is not one market but is actually a market of many different types of bonds, including U.S. Treasuries, mortgage-backed securities, investment-grade bonds, high-yield bonds, municipal securities, and more. Many of these fixed-income asset classes performed differently (some better and some worse than U.S. Treasuries) during the reporting period.

Meanwhile, equity valuations have risen faster than fundamentals. I believe valuations will continue to rise if economic growth accelerates and profit margins can maintain their current levels. If growth stalls or decelerates and profit margins decrease, earnings may disappoint and stocks may trim their gains.

Precious metals, like fixed-income securities, underperformed during the reporting period. The underperformance, in my view, was driven by concern that Fed tapering would be stronger than expected, which could lead to a rally in the U.S. dollar and reduce the need for inflation protection. Precious metals are typically used as a long-term inflation hedge. Exposure to gold and other precious metals and minerals may enhance overall portfolio diversification.

In the months ahead, rest assured that we will continue to monitor the financial markets as well as Congressional budget negotiations, Fed policy, economic trends, corporate earnings, and other factors that potentially could affect the performance of your investments. On behalf of everyone at USAA Asset Management Company, thank for your continued investment in our family of no-load mutual funds.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices fall o Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss. o Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.
o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License
# 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                 1

MANAGERS' COMMENTARY                                                           2

INVESTMENT OVERVIEW                                                            7

FINANCIAL INFORMATION

   Portfolio of Investments                                                   11

   Notes to Portfolio of Investments                                          34

   Financial Statements                                                       38

   Notes to Financial Statements                                              41

EXPENSE EXAMPLE                                                               59

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2014, USAA. All rights reserved.

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

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FUND OBJECTIVE

The USAA CORNERSTONE MODERATELY AGGRESSIVE FUND (the Fund) seeks capital appreciation with a secondary focus on current income.

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TYPES OF INVESTMENTS

The Fund invests in equity securities, bonds, money market instruments, and other instruments. The Fund will have a target asset class allocation of approximately 60% equity securities and 40% fixed-income securities. The actual asset class allocation can deviate from time to time from these targets as market conditions warrant. The implementation of the asset allocation may involve the extensive use of equity and fixed-income exchange-traded funds
(ETFs). The Fund may invest in investment-grade and below-investment-grade securities.

The Fund also may use alternative investment strategies and other instruments from time to time, in an attempt to reduce its volatility over time and to enhance the Fund's return and diversification.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

USAA Asset Management Company             Quantitative Management Associates LLC

    JOHN P. TOOHEY, CFA                       JACOB POZHARNY, Ph.D.
    WASIF A. LATIF                            JOHN VAN BELLE, Ph.D.
    ARNOLD J. ESPE, CFA
    DAN DENBOW, CFA

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o  HOW DID THE USAA CORNERSTONE MODERATELY AGGRESSIVE FUND (THE FUND) PERFORM
   DURING THE REPORTING PERIOD?

   The Fund returned 4.59% during the reporting period ended November 30, 2013. This compares to returns of 5.96% for the Lipper Global Flexible Funds Index and 11.91% for the S&P 500(R) Index.

o  WHAT SPECIFIC ELEMENTS OF YOUR POSITIONING HELPED PERFORMANCE?

   Our domestic equity allocation made a positive contribution to performance. The U.S. equity market delivered strong returns as growing optimism about the economic outlook helped fuel investors' appetite for risk. The Fund's equity weighting is higher than that of the Lipper peer group, which was a positive for performance at a time of robust stock market returns.

   Our equity allocation is diversified among individual large-cap U.S. stocks and exchange-traded funds (ETFs) that provide exposure to domestic mid- and small-cap stocks.

   Refer to page 8 for benchmark definitions.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

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   The Fund's large-cap portfolio, which emphasizes stocks with attractive valuations and improving fundamentals, finished with a positive return and robust relative performance versus the broader U.S. equity market. While our focus on high-quality stocks would typically be a headwind in a momentum-driven market, our strong individual stock selection helped the large-cap portfolio to outperform. In addition, our allocations to both mid- and small-cap stocks enabled us to capitalize on the strong relative performance of these asset classes.

   The non-U.S. equity portion of the Fund also delivered positive returns. Our developed market international allocation incorporates ETFs and a portfolio of individual stocks managed by the subadvisor QMA Associates LLC (QMA). QMA produced a positive absolute return and outperformed its benchmark during the semi-annual period, a positive for Fund performance.

   Our holdings in ETFs that invest in the developed overseas markets performed well due in part to the signs of recovery in Europe's economy and the aggressive policies of Japan's central bank. Our allocation to the emerging markets -- which includes both broad-based and ETFs linked to individual countries where we see the potential for outperformance -- also produced a gain, albeit a more modest one than our positions in the developed markets. During the reporting period, investors reacted negatively to the prospect of the U.S. Federal Reserve (the Fed) "tapering" (or reducing) the bond-buying program known as "quantitative easing" which caused emerging markets stocks to lag as well as weaker-than-expected growth in key markets such as Brazil, China, and India.

   During the reporting period, the U.S. investment-grade bond market experienced poor performance under the threat of a possible tapering by the Fed. While the Fed kept the policy intact through the close of the reporting period, the potential for a withdrawal of support led to a sell-off in intermediate- and long-term investment-grade bonds. Shortly after the reporting period ended, the Fed signaled that it will begin

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

   tapering its bond-buying program from $85 billion per month to $75 billion per month.

   Our bond portfolio delivered a positive performance in the past six months, which helped mitigate the impact of broader bond market weakness. We continued to construct the portfolio on a bond-by-bond basis using fundamental credit research, with a focus on higher-yielding securities in the investment-grade corporate bond and commercial mortgage-backed securities sectors. Within the corporate segment, we held an overweight -- or above-market weighting -- in bonds issued by banks and insurance companies, which continued to work well. In addition, we maintained a below-average duration (to reduce interest-rate sensitivity) in order to protect the portfolio against the potential for market volatility, particularly among longer-term bonds. This defensive approach aided performance in the difficult market environment of the past six months.

   The Fund has a modest allocation to high-yield bonds. This asset class tends to have a lower sensitivity to interest-rate risk than the investment-grade segment of the market, which was a positive during the reporting period. High-yield bonds were also helped by stronger economic growth and investors' continued preference for income-producing securities.

o  WHAT ELEMENTS OF YOUR POSITIONING HURT PERFORMANCE?

   Our allocation to gold and precious metals stocks was the weakest segment of the portfolio. The price of gold weakened in an environment of low inflation and positive investor sentiment, and gold stocks lagged even more significantly due to their contracting profit margins and weak earnings results.

   Although our precious metals allocation lagged considerably in the past six months, it's important to keep in mind that we construct the portfolio to deliver strong risk-adjusted returns over a full market cycle rather than trying to maximize short-term performance. We believe it's

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4  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

   essential to maintain this diversified approach rather than overreacting when some elements of the portfolio aren't working.

   The Fund's option hedging strategy -- which is designed to help cushion the impact of large stock market sell-offs -- also detracted from performance, as is typically the case during sizeable rallies. On a longer-term basis, however, we view the hedging strategy as a way to help mitigate against sharp declines in equity markets during the inevitable periods of elevated volatility.

o  WHAT IS YOUR OUTLOOK FOR THE FINANCIAL MARKETS AS WE MOVE INTO 2014?

   As we look ahead to 2014, we foresee an environment in which financial-market performance may be somewhat more muted. Developed-market stocks are more richly valued, and yields on long-term bonds are likely to trend higher over time. What's more, we anticipate a high level of market uncertainty stemming from shifting expectations for the country's fiscal and monetary policies.

   Accordingly, we are closely monitoring economic data to assess whether the recent uptick in economic indicators is a sign that the U.S. economy is about to achieve "escape velocity." If growth does indeed pick up, that would represent a strong indication that corporate sales growth can accelerate from its current low level. This is critical for equities, since market performance has run far ahead of earnings growth in 2013 -- indicating that expanding valuations has been the key driver of performance. It's, therefore, likely that investors will soon need to see an improvement in revenues for equities to maintain their upward trajectory.

   Our approach to this potentially challenging backdrop is to emphasize fundamentals and valuations as the basis for determining the Fund's optimal asset allocation. We seek to construct a portfolio that is truly diversified in that it is positioned to capitalize on a wide range of potential outcomes regarding global growth, central bank policy, and

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

   inflation. We believe this nimble approach -- and not one that simply seeks to "ride the wave" of accommodative central bank policies -- will be critical to generating outperformance in the year ahead.

   Thank you for your investment in the Fund.

   Non-investment grade securities are considered speculative and are subject to significant credit risk. They are sometimes referred to as junk bonds since they represent a greater risk of default than more creditworthy investment-grade securities. o As interest rates rise, bond prices fall. o Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

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6  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

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INVESTMENT OVERVIEW

USAA CORNERSTONE MODERATELY AGGRESSIVE FUND (THE FUND) (Ticker Symbol: USCRX)

--------------------------------------------------------------------------------
                                             11/30/13                5/31/13
--------------------------------------------------------------------------------
Net Assets                               $2,369.9 Million       $2,294.8 Million
Net Asset Value Per Share                     $25.28                 $24.17

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/13
--------------------------------------------------------------------------------
   5/31/13-11/30/13*             1 Year            5 Years           10 Years
        4.59%                    11.41%             13.46%             5.78%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
   1 Year                             5 Years                        10 Years
   10.85%                              12.82%                          5.45%

--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 5/31/13**
--------------------------------------------------------------------------------

                                      1.28%


               (Includes acquired fund fees and expenses of 0.06%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

*Total returns for periods of less than one year are not annualized. This return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

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                                                        INVESTMENT OVERVIEW |  7

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]



                                 LIPPER GLOBAL FLEXIBLE     USAA CORNERSTONE MODERATELY
              S&P 500 INDEX            FUNDS INDEX                 AGGRESSIVE FUND
11/30/03       $10,000.00              $10,000.00                   $10,000.00
12/31/03        10,524.45               10,334.98                    10,418.86
01/31/04        10,717.62               10,568.63                    10,549.76
02/29/04        10,866.59               10,717.23                    10,737.93
03/31/04        10,702.65               10,765.41                    10,647.94
04/30/04        10,534.64               10,454.95                    10,463.86
05/31/04        10,679.21               10,503.28                    10,553.86
06/30/04        10,886.86               10,649.63                    10,762.48
07/31/04        10,526.54               10,378.18                    10,447.50
08/31/04        10,569.12               10,418.93                    10,451.59
09/30/04        10,683.59               10,669.18                    10,635.67
10/31/04        10,846.80               10,864.86                    10,791.11
11/30/04        11,285.68               11,367.90                    11,236.99
12/31/04        11,669.72               11,691.51                    11,617.88
01/31/05        11,385.27               11,483.96                    11,422.00
02/28/05        11,624.87               11,753.47                    11,691.88
03/31/05        11,419.01               11,534.74                    11,491.64
04/30/05        11,202.45               11,413.96                    11,317.53
05/31/05        11,558.89               11,632.69                    11,548.23
06/30/05        11,575.30               11,759.51                    11,587.41
07/31/05        12,005.76               12,039.90                    11,926.93
08/31/05        11,896.22               12,109.11                    12,009.64
09/30/05        11,992.57               12,331.78                    12,083.64
10/31/05        11,792.65               12,095.67                    11,818.11
11/30/05        12,238.67               12,393.85                    12,070.58
12/31/05        12,242.87               12,721.58                    12,260.23
01/31/06        12,567.10               13,237.37                    12,586.98
02/28/06        12,601.20               13,227.55                    12,558.57
03/31/06        12,758.05               13,411.95                    12,719.58
04/30/06        12,929.36               13,694.21                    12,951.62
05/31/06        12,557.24               13,355.36                    12,549.10
06/30/06        12,574.26               13,252.35                    12,568.04
07/31/06        12,651.83               13,264.94                    12,672.22
08/31/06        12,952.85               13,547.63                    12,956.35
09/30/06        13,286.65               13,708.23                    13,065.27
10/31/06        13,719.61               14,016.93                    13,406.23
11/30/06        13,980.50               14,351.80                    13,747.18
12/31/06        14,176.61               14,504.61                    13,953.89
01/31/07        14,391.01               14,636.96                    14,126.49
02/28/07        14,109.54               14,565.91                    14,074.19
03/31/07        14,267.35               14,682.56                    14,231.09
04/30/07        14,899.33               15,040.30                    14,602.43
05/31/07        15,419.24               15,347.47                    14,911.00
06/30/07        15,163.08               15,319.49                    14,769.79
07/31/07        14,692.95               15,246.96                    14,513.51
08/31/07        14,913.20               15,193.64                    14,518.74
09/30/07        15,470.93               15,731.22                    15,088.82
10/31/07        15,717.03               16,093.85                    15,507.23
11/30/07        15,059.95               15,637.19                    14,884.85
12/31/07        14,955.47               15,481.33                    14,795.23
01/31/08        14,058.42               14,935.02                    14,069.56
02/29/08        13,601.72               14,885.10                    13,961.61
03/31/08        13,542.99               14,806.47                    13,739.71
04/30/08        14,202.57               15,275.27                    14,183.51
05/31/08        14,386.53               15,432.13                    14,495.37
06/30/08        13,173.70               14,604.53                    13,667.74
07/31/08        13,062.96               14,310.40                    13,367.88
08/31/08        13,251.91               14,183.15                    13,187.96
09/30/08        12,071.07               12,859.43                    11,904.55
10/31/08        10,043.76               10,831.98                     9,895.47
11/30/08         9,323.07               10,230.73                     9,331.73
12/31/08         9,422.27               10,469.94                     9,696.01
01/31/09         8,628.10                9,886.26                     9,057.46
02/28/09         7,709.40                9,179.17                     8,369.32
03/31/09         8,384.71                9,705.16                     8,828.08
04/30/09         9,187.20               10,432.76                     9,634.01
05/31/09         9,701.07               11,247.36                    10,669.33
06/30/09         9,720.31               11,309.21                    10,780.92
07/31/09        10,455.53               12,044.84                    11,425.67
08/31/09        10,833.02               12,449.89                    11,785.24
09/30/09        11,237.26               12,875.67                    12,405.19
10/31/09        11,028.50               12,685.88                    12,423.79
11/30/09        11,690.03               13,120.29                    12,814.36
12/31/09        11,915.83               13,299.25                    13,056.22
01/31/10        11,487.17               13,041.39                    12,883.75
02/28/10        11,843.01               13,230.98                    13,081.77
03/31/10        12,557.68               13,821.34                    13,631.10
04/30/10        12,755.93               13,978.29                    13,758.85
05/31/10        11,737.36               13,153.06                    13,043.44
06/30/10        11,122.93               12,934.82                    12,781.55
07/31/10        11,902.24               13,537.97                    13,407.53
08/31/10        11,364.92               13,283.90                    13,196.74
09/30/10        12,379.18               13,996.76                    14,033.52
10/31/10        12,850.20               14,464.60                    14,391.22
11/30/10        12,851.85               14,285.96                    14,276.25
12/31/10        13,710.75               14,884.97                    14,836.70
01/31/11        14,035.72               14,925.67                    14,935.13
02/28/11        14,516.57               15,284.32                    15,348.53
03/31/11        14,522.34               15,380.33                    15,492.90
04/30/11        14,952.43               15,882.12                    15,952.24
05/31/11        14,783.17               15,672.00                    15,781.63
06/30/11        14,536.75               15,403.06                    15,538.83
07/31/11        14,241.15               15,342.18                    15,440.40
08/31/11        13,467.54               14,639.82                    14,626.71
09/30/11        12,520.79               13,633.15                    13,721.16
10/31/11        13,889.23               14,400.77                    14,442.98
11/30/11        13,858.53               14,293.34                    14,383.92
12/31/11        14,000.29               14,186.19                    14,268.44
01/31/12        14,627.72               14,780.86                    14,809.42
02/29/12        15,260.25               15,259.41                    15,188.11
03/31/12        15,762.46               15,363.90                    15,228.68
04/30/12        15,663.52               15,250.73                    15,181.35
05/31/12        14,722.13               14,450.28                    14,525.41
06/30/12        15,328.71               14,853.60                    14,883.81
07/31/12        15,541.61               15,029.75                    15,032.58
08/31/12        15,891.65               15,297.09                    15,282.78
09/30/12        16,302.32               15,596.72                    15,620.90
10/31/12        16,001.31               15,536.39                    15,661.47
11/30/12        16,094.13               15,681.84                    15,749.38
12/31/12        16,240.83               15,928.22                    15,984.34
01/31/13        17,082.02               16,388.78                    16,414.66
02/28/13        17,313.91               16,369.06                    16,400.78
03/31/13        17,963.24               16,619.85                    16,615.94
04/30/13        18,309.33               16,931.61                    16,900.51
05/31/13        18,737.62               16,838.56                    16,775.58
06/30/13        18,485.99               16,385.12                    16,338.31
07/31/13        19,426.64               16,933.83                    16,810.28
08/31/13        18,864.01               16,688.71                    16,546.53
09/30/13        19,455.57               17,221.96                    16,956.03
10/31/13        20,349.90               17,690.07                    17,448.82
11/30/13        20,970.04               17,841.36                    17,546.00

                                   [END CHART]

                    Data from 11/30/03 to 11/30/13.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Cornerstone Moderately Aggressive Fund to the following benchmarks:

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

o The unmanaged Lipper Global Flexible Funds Index tracks the total return performance of the 30 largest funds within the Lipper Global Flexible Portfolio Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

8  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

                              o TOP 10 HOLDINGS* o
                                 AS OF 11/30/13
                                (% of Net Assets)

iShares Core S&P Mid-Cap ETF** ..........................................   4.1%
iShares MSCI EAFE ETF** .................................................   3.7%
iShares Core MSCI Emerging Markets ETF** ................................   3.5%
U.S. Treasury Note 1.75%, 5/15/2022 .....................................   3.0%
iShares MSCI United Kingdom ETF** .......................................   1.5%
Gilead Sciences, Inc. ...................................................   1.2%
SPDR Gold Shares ........................................................   1.1%
iShares MSCI Hong Kong ETF** ............................................   1.0%
SPDR S&P 500 ETF Trust** ................................................   1.0%
General Electric Co. ....................................................   0.8%

 * Excludes money market instruments.

** The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

You will find a complete list of securities that the Fund owns on pages 11-33.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                       o ASSET ALLOCATION -- 11/30/2013* o

                         [PIE CHART OF ASSET ALLOCATION]

INTERNATIONAL EQUITY SECURITIES                                            30.1%
U.S. EQUITY SECURITIES                                                     24.9%
CORPORATE OBLIGATIONS                                                      16.2%
COMMERCIAL MORTGAGE SECURITIES                                              8.9%
MONEY MARKET INSTRUMENTS                                                    7.0%
EURODOLLAR AND YANKEE OBLIGATIONS                                           5.3%
U.S. TREASURY SECURITIES                                                    3.2%
PRECIOUS METALS AND COMMODITY-RELATED SECURITIES                            2.9%
GLOBAL REAL ESTATE EQUITY SECURITIES                                        0.6%
ASSET-BACKED SECURITIES                                                     0.1%

                                   [END CHART]

* The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

Excludes options.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

10  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER OF                                                                  VALUE
SHARES       SECURITY                                                      (000)
--------------------------------------------------------------------------------
U.S. EQUITY SECURITIES (24.9%)

COMMON STOCKS (18.2%)

CONSUMER DISCRETIONARY (1.5%)
-----------------------------
AUTO PARTS & EQUIPMENT (0.4%)
   120,100   TRW Automotive Holdings Corp.*                            $   9,320
                                                                       ---------
CABLE & SATELLITE (0.1%)
    62,190   Comcast Corp. "A"                                             3,101
                                                                       ---------
DEPARTMENT STORES (0.2%)
    99,600   Kohl's Corp.                                                  5,506
                                                                       ---------
HOME IMPROVEMENT RETAIL (0.1%)
    53,100   Lowe's Companies, Inc.                                        2,521
                                                                       ---------
HOMEFURNISHING RETAIL (0.1%)
    25,940   Bed Bath & Beyond, Inc.*                                      2,024
                                                                       ---------
MOVIES & ENTERTAINMENT (0.4%)
   132,310   Walt Disney Co.                                               9,333
                                                                       ---------
SPECIALIZED CONSUMER SERVICES (0.2%)
   128,100   H&R Block, Inc.                                               3,573
                                                                       ---------
             Total Consumer Discretionary                                 35,378
                                                                       ---------
CONSUMER STAPLES (1.3%)
-----------------------
DRUG RETAIL (0.5%)
   108,580   CVS Caremark Corp.                                            7,270
    86,800   Walgreen Co.                                                  5,139
                                                                       ---------
                                                                          12,409
                                                                       ---------
HOUSEHOLD PRODUCTS (0.1%)
    31,500   Procter & Gamble Co.                                          2,653
                                                                       ---------
HYPERMARKETS & SUPER CENTERS (0.3%)
    82,300   Wal-Mart Stores, Inc.                                         6,667
                                                                       ---------
TOBACCO (0.4%)
   104,050   Philip Morris International, Inc.                             8,901
                                                                       ---------
             Total Consumer Staples                                       30,630
                                                                       ---------
ENERGY (1.9%)
-------------
INTEGRATED OIL & GAS (0.9%)
    31,030   Chevron Corp.                                                 3,799
   179,500   Occidental Petroleum Corp.                                   17,046
                                                                       ---------
                                                                          20,845
                                                                       ---------
OIL & GAS EQUIPMENT & SERVICES (0.2%)
    84,550   Halliburton Co.                                               4,454
                                                                       ---------
OIL & GAS EXPLORATION & PRODUCTION (0.7%)
    55,000   Anadarko Petroleum Corp.                                      4,885
    57,000   ConocoPhillips                                                4,150
   251,000   Marathon Oil Corp.                                            9,046
                                                                       ---------
                                                                          18,081
                                                                       ---------
OIL & GAS REFINING & MARKETING (0.1%)
    60,000   Valero Energy Corp.                                           2,743
                                                                       ---------
             Total Energy                                                 46,123
                                                                       ---------
FINANCIALS (2.9%)
-----------------
CONSUMER FINANCE (0.4%)
   129,970   Capital One Financial Corp.                                   9,310
                                                                       ---------
DIVERSIFIED BANKS (0.3%)
   146,420   Wells Fargo & Co.                                             6,445
                                                                       ---------
LIFE & HEALTH INSURANCE (0.2%)
    84,680   MetLife, Inc.                                                 4,419
                                                                       ---------
MULTI-LINE INSURANCE (0.1%)
    52,000   American International Group, Inc.                            2,587
                                                                       ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER OF                                                                  VALUE
SHARES       SECURITY                                                      (000)
--------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES (0.8%)
   239,417   Citigroup, Inc.                                           $  12,670
    92,900   JPMorgan Chase & Co.                                          5,316
                                                                       ---------
                                                                          17,986
                                                                       ---------
REGIONAL BANKS (0.6%)
    98,600   BB&T Corp.                                                    3,425
    75,800   CIT Group, Inc.                                               3,827
    91,200   PNC Financial Services Group, Inc.                            7,018
                                                                       ---------
                                                                          14,270
                                                                       ---------
SPECIALIZED FINANCE (0.5%)
    50,000   CME Group, Inc.                                               4,097
    40,220   IntercontinentalExchange Group, Inc.*                         8,579
                                                                       ---------
                                                                          12,676
                                                                       ---------
             Total Financials                                             67,693
                                                                       ---------
HEALTH CARE (4.1%)
------------------
BIOTECHNOLOGY (1.2%)
   376,000   Gilead Sciences, Inc.*                                       28,129
                                                                       ---------
HEALTH CARE DISTRIBUTORS (0.5%)
   177,001   Cardinal Health, Inc.                                        11,434
                                                                       ---------
HEALTH CARE EQUIPMENT (0.1%)
    40,000   Medtronic, Inc.                                               2,293
                                                                       ---------
HEALTH CARE SERVICES (0.2%)
    56,250   Express Scripts Holdings Co.*                                 3,788
                                                                       ---------
LIFE SCIENCES TOOLS & SERVICES (0.1%)
    33,009   Thermo Fisher Scientific, Inc.                                3,329
                                                                       ---------
MANAGED HEALTH CARE (0.1%)
    43,000   UnitedHealth Group, Inc.                                      3,203
                                                                       ---------
PHARMACEUTICALS (1.9%)
   246,140   AbbVie, Inc.                                                 11,925
    43,000   Allergan, Inc.                                                4,173
   145,590   Johnson & Johnson                                            13,782
   450,300   Pfizer, Inc.                                                 14,288
                                                                       ---------
                                                                          44,168
                                                                       ---------
             Total Health Care                                            96,344
                                                                       ---------
INDUSTRIALS (2.0%)
------------------
AEROSPACE & DEFENSE (0.8%)
    20,400   Boeing Co.                                                    2,738
    35,000   Raytheon Co.                                                  3,104
   300,400   Spirit AeroSystems Holdings, Inc. "A"*                        9,805
    36,640   United Technologies Corp.                                     4,062
                                                                       ---------
                                                                          19,709
                                                                       ---------
AIR FREIGHT & LOGISTICS (0.3%)
    74,990   United Parcel Service, Inc. "B"                               7,677
                                                                       ---------
ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
    70,000   Republic Services, Inc.                                       2,444
                                                                       ---------
INDUSTRIAL CONGLOMERATES (0.8%)
   694,660   General Electric Co.                                         18,520
                                                                       ---------
             Total Industrials                                            48,350
                                                                       ---------
INFORMATION TECHNOLOGY (4.2%)
-----------------------------
APPLICATION SOFTWARE (0.1%)
    57,700   Adobe Systems, Inc.*                                          3,276
                                                                       ---------
COMMUNICATIONS EQUIPMENT (0.3%)
   311,317   Cisco Systems, Inc.                                           6,615
                                                                       ---------
COMPUTER HARDWARE (1.2%)
    27,120   Apple, Inc.                                                  15,081
   493,000   Hewlett-Packard Co.                                          13,483
                                                                       ---------
                                                                          28,564
                                                                       ---------
COMPUTER STORAGE & PERIPHERALS (0.4%)
   135,000   SanDisk Corp.                                                 9,200
                                                                       ---------
DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
    45,000   Visa, Inc. "A"                                                9,156
                                                                       ---------
INTERNET SOFTWARE & SERVICES (0.3%)
     7,960   Google, Inc. "A"*                                             8,434
                                                                       ---------
SEMICONDUCTOR EQUIPMENT (0.1%)
    75,000   Applied Materials, Inc.                                       1,298
                                                                       ---------
SEMICONDUCTORS (0.6%)
   126,300   Broadcom Corp. "A"                                            3,371
   324,570   Intel Corp.                                                   7,738

================================================================================

12  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER OF                                                                  VALUE
SHARES       SECURITY                                                      (000)
--------------------------------------------------------------------------------
    68,000   Texas Instruments, Inc.                                   $   2,924
                                                                       ---------
                                                                          14,033
                                                                       ---------
SYSTEMS SOFTWARE (0.8%)
   423,860   Microsoft Corp.                                              16,162
   116,550   Oracle Corp.                                                  4,113
                                                                       ---------
                                                                          20,275
                                                                       ---------
             Total Information Technology                                100,851
                                                                       ---------
MATERIALS (0.1%)
----------------
PAPER PRODUCTS (0.1%)
    55,000   International Paper Co.                                       2,566
                                                                       ---------
TELECOMMUNICATION SERVICES (0.2%)
---------------------------------
INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
   151,800   CenturyLink, Inc.                                             4,660
                                                                       ---------
             Total Common Stocks
               (cost: $333,229)                                          432,595
                                                                       ---------
PREFERRED STOCKS (0.9%)

CONSUMER STAPLES (0.6%)
-----------------------
AGRICULTURAL PRODUCTS (0.6%)
    80,431   CHS, Inc., Series B, 7.88%, cumulative
               redeemable, perpetual                                       2,304
   120,000   Dairy Farmers of America, Inc., 7.88%,
               cumulative redeemable, perpetual(a)                        12,814
                                                                       ---------
                                                                          15,118
                                                                       ---------
             Total Consumer Staples                                       15,118
                                                                       ---------
ENERGY (0.1%)
-------------
OIL & GAS STORAGE & TRANSPORTATION (0.1%)
     2,000   Kinder Morgan G.P. Inc., 4.16%,
               cumulative redeemable (a)                                   1,849
                                                                       ---------

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
$(000)/SHARES
--------------------------------------------------------------------------------
FINANCIALS (0.2%)
-----------------
OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
        70   International Lease Finance Corp.,
               0.36%, perpetual(b)                                     $   4,480
                                                                       ---------
PROPERTY & CASUALTY INSURANCE (0.0%)
    $3,000   Syncora Holdings Ltd., 6.88%, perpetual(b)                        -
                                                                       ---------
             Total Financials                                              4,480
                                                                       ---------
             Total Preferred Stocks (cost: $22,364)                       21,447
                                                                       ---------

EXCHANGE-TRADED FUNDS (5.8%)
   745,118   iShares Core S&P Mid-Cap ETF                                 97,186
    83,055   iShares Core S&P Small-Cap ETF                                8,970
    82,600   iShares Russell 2000 ETF                                      9,376
   125,000   SPDR S&P 500 ETF Trust                                       22,625
                                                                       ---------
             Total Exchange-Traded Funds (cost: $98,934)                 138,157
                                                                       ---------
             Total U.S.Equity Securities (cost: $454,527)                592,199
                                                                       ---------

INTERNATIONAL EQUITY SECURITIES (30.1%)

COMMON STOCKS (15.5%)

CONSUMER DISCRETIONARY (1.9%)
-----------------------------
ADVERTISING (0.1%)
    32,006   JC Decaux S.A.                                                1,260
                                                                       ---------
APPAREL RETAIL (0.1%)
       600   ABC-MART, Inc.                                                   27
    32,123   Hennes & Mauritz AB "B"                                       1,362
                                                                       ---------
                                                                           1,389
                                                                       ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER OF                                                                  VALUE
SHARES       SECURITY                                                      (000)
--------------------------------------------------------------------------------
APPAREL,ACCESSORIES & LUXURY GOODS (0.1%)
     7,975   Christian Dior S.A.                                       $   1,555
     1,807   Compagnie Financiere Richemont S.A.                             184
       954   Swatch Group AG                                                 107
                                                                       ---------
                                                                           1,846
                                                                       ---------
AUTO PARTS & EQUIPMENT (0.3%)
    12,700   Aisin Seiki Co. Ltd.                                            511
     4,276   Continental AG                                                  893
    12,800   Denso Corp.                                                     641
     2,000   Koito Manufacturing Co. Ltd.                                     38
    51,000   Magna International, Inc.                                     4,148
     2,800   Stanley Electric Co. Ltd.                                        62
     3,600   Toyota Industries Corp.                                         157
                                                                       ---------
                                                                           6,450
                                                                       ---------
AUTOMOBILE MANUFACTURERS (0.5%)
     7,274   Bayerische Motoren Werke AG                                     836
    39,454   Daimler AG                                                    3,270
   205,585   Fiat S.p.A.*                                                  1,631
    76,400   Fuji Heavy Industries Ltd.                                    2,157
     1,200   Honda Motor Co. Ltd.                                             51
    59,000   Mazda Motor Corp.*                                              271
     1,280   Renault S.A.                                                    114
    61,200   Toyota Motor Corp.                                            3,811
                                                                       ---------
                                                                          12,141
                                                                       ---------
AUTOMOTIVE RETAIL (0.0%)
     4,700   USS Co. Ltd.                                                     64
                                                                       ---------
BROADCASTING (0.1%)
   588,398   ITV plc                                                       1,829
    34,701   ProSieben Sat.1 Media AG                                      1,562
                                                                       ---------
                                                                           3,391
                                                                       ---------
CASINOS & GAMING (0.1%)
   245,000   Galaxy Entertainment Group Ltd.*                              1,921
   171,600   MGM China Holdings Ltd.                                         609
    20,000   SJM Holdings Ltd.                                                64
                                                                       ---------
                                                                           2,594
                                                                       ---------
CONSUMER ELECTRONICS (0.1%)
     4,900   Casio Computer Co. Ltd.                                          56
   197,000   Panasonic Corp.                                               2,259
    22,000   Sony Corp.                                                      401
                                                                       ---------
                                                                           2,716
                                                                       ---------
DEPARTMENT STORES (0.1%)
    20,763   Next plc                                                      1,867
                                                                       ---------
FOOTWEAR (0.0%)
     3,500   ASICS Corp.                                                      58
                                                                       ---------
HOMEBUILDING (0.0%)
     2,900   Iida Group Holdings Co. Ltd.*                                    58
    44,993   Persimmon plc                                                   854
     9,000   Sekisui Chemical Co. Ltd.                                       105
    12,000   Sekisui House Ltd.                                              166
                                                                       ---------
                                                                           1,183
                                                                       ---------
HOTELS, RESORTS & CRUISE LINES (0.3%)
   145,000   Carnival Corp.                                                5,236
    23,378   Flight Centre Travel Group Ltd.                               1,036
   275,085   TUI Travel plc                                                1,653
                                                                       ---------
                                                                           7,925
                                                                       ---------
LEISURE FACILITIES (0.0%)
     3,100   Oriental Land Co. Ltd.                                          457
                                                                       ---------
LEISURE PRODUCTS (0.0%)
     3,900   NAMCO BANDAI Holdings, Inc.                                      79
                                                                       ---------
SPECIALTY STORES (0.1%)
    17,500   Signet Jewelers Ltd.                                          1,345
                                                                       ---------
TIRES & RUBBER (0.0%)
    11,100   Bridgestone Corp.                                               406
                                                                       ---------
             Total Consumer Discretionary                                 45,171
                                                                       ---------
CONSUMER STAPLES (1.6%)
-----------------------
AGRICULTURAL PRODUCTS (0.1%)
 2,108,000   Golden Agri-Resources Ltd.                                      966
   175,000   Wilmar International Ltd.                                       491
                                                                       ---------
                                                                           1,457
                                                                       ---------

================================================================================

14  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER OF                                                                  VALUE
SHARES       SECURITY                                                      (000)
--------------------------------------------------------------------------------
BREWERS (0.3%)
    27,517   Anheuser-Busch InBev N.V.                                 $   2,810
    23,500   Anheuser-Busch InBev N.V.ADR                                  2,399
     8,500   Asahi Group Holdings Ltd.                                       233
    23,647   Heineken Holding N.V.                                         1,489
    39,000   Kirin Holdings Co. Ltd.                                         601
     3,801   SABMiller plc                                                   196
                                                                       ---------
                                                                           7,728
                                                                       ---------
DISTILLERS & VINTNERS (0.0%)
    18,054   Diageo plc                                                      575
     6,766   Treasury Wine Estates Ltd.                                       30
                                                                       ---------
                                                                             605
                                                                       ---------
FOOD RETAIL (0.3%)
    14,239   Casino Guichard-Perrachon S.A.                                1,592
    10,788   Delhaize Group                                                  629
   262,667   J Sainsbury plc                                               1,751
    43,595   Koninklijke Ahold N.V.                                          794
   379,723   Wm Morrison Supermarkets plc                                  1,649
    19,525   Woolworths Ltd.                                                 599
                                                                       ---------
                                                                           7,014
                                                                       ---------
HOUSEHOLD PRODUCTS (0.1%)
    33,029   Reckitt Benckiser Group plc                                   2,653
    24,662   Svenska Cellulosa AB "B"                                        720
                                                                       ---------
                                                                           3,373
                                                                       ---------
HYPERMARKETS & SUPER CENTERS (0.1%)
    13,800   Aeon Co. Ltd.                                                   186
    22,896   Carrefour S.A.                                                  901
                                                                       ---------
                                                                           1,087
                                                                       ---------
PACKAGED FOODS & MEAT (0.5%)
     9,000   Ajinomoto Co.,Inc.                                              128
         8   Lindt & Spruengli AG                                            410
        19   Lindt & Spruengli AG                                             82
    51,238   Nestle S.A.                                                   3,742
     4,000   Nippon Meat Packers, Inc.                                        65
    49,015   Suedzucker AG                                                 1,236
    90,950   Unilever N.V.                                                 3,571
    36,006   Unilever N.V.                                                 1,419
                                                                       ---------
                                                                          10,653
                                                                       ---------
SOFT DRINKS (0.0%)
     2,900   Coca Cola West Co., Ltd.                                         64
                                                                       ---------
TOBACCO (0.2%)
    41,749   British American Tobacco plc                                  2,228
    71,700   Japan Tobacco, Inc.                                           2,421
                                                                       ---------
                                                                           4,649
                                                                       ---------
             Total Consumer Staples                                       36,630
                                                                       ---------
ENERGY (1.2%)
-------------
INTEGRATED OIL & GAS (0.7%)
     1,574   BG Group plc                                                     32
   616,376   BP plc                                                        4,861
    18,325   ENI S.p.A.                                                      441
    32,372   OMV AG                                                        1,586
     1,215   Repsol S.A.                                                      32
    83,327   Royal Dutch Shell plc "A"                                     2,792
    82,262   Royal Dutch Shell plc "B"                                     2,887
    71,391   Total S.A.                                                    4,326
                                                                       ---------
                                                                          16,957
                                                                       ---------
OIL & GAS DRILLING (0.4%)
       624   Seadrill Ltd.                                                    26
     8,118   Transocean Ltd.                                                 409
   146,500   Transocean Ltd.                                               7,381
                                                                       ---------
                                                                           7,816
                                                                       ---------
OIL & GAS EXPLORATION & PRODUCTION (0.0%)
    14,257   Woodside Petroleum Ltd.                                         485
                                                                       ---------
OIL & GAS REFINING & MARKETING (0.1%)
     1,904   Delek Group Ltd.                                                721
       500   Idemitsu Kosan Co. Ltd.                                          45
    50,100   JX Holdings, Inc.                                               261

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER OF                                                                  VALUE
SHARES       SECURITY                                                      (000)
--------------------------------------------------------------------------------
     5,153   Neste Oil Oyj                                             $      98
   137,200   Showa Shell Sekiyu K.K.                                       1,524
                                                                       ---------
                                                                           2,649
                                                                       ---------
             Total Energy                                                 27,907
                                                                       ---------
FINANCIALS (2.9%)
-----------------
ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
    36,303   Schroders plc                                                 1,465
                                                                       ---------
DIVERSIFIED BANKS (1.7%)
    10,000   Aozora Bank Ltd.                                                 29
    60,493   Australia and New Zealand Banking Group Ltd.                  1,756
   173,186   Banco Bilbao Vizcaya Argentaria S.A.                          2,069
    78,717   Banco Santander S.A.                                            700
   293,342   Bank Hapoalim B.M.                                            1,636
   236,000   Bank of East Asia Ltd.                                        1,049
   157,665   Bankia S.A.*                                                    208
     1,597   BNP Paribas S.A.                                                120
    81,000   BOC Hong Kong Holdings Ltd.                                     274
    56,161   Commonwealth Bank of Australia                                3,978
    98,096   DnB NOR ASA                                                   1,736
    16,800   Hang Seng Bank Ltd.                                             274
   538,475   HSBC Holdings plc                                             6,008
    68,000   HSBC Holdings plc ADR                                         3,815
     9,542   KBC Groep N.V.                                                  544
   892,321   Lloyds TSB Group plc*                                         1,130
   510,000   Mitsubishi UFJ Financial Group, Inc.                          3,281
 1,151,500   Mizuho Financial Group, Inc.                                  2,417
     7,166   National Australia Bank Ltd.                                    226
   158,510   Skandinaviska Enskilda Banken "A"                             1,924
    57,800   Sumitomo Mitsui Financial Group, Inc.                         2,860
    17,513   Swedbank AB "A"                                                 447
   103,403   UniCredit S.p.A.                                                750
   114,635   Westpac Banking Corp.                                         3,431
                                                                       ---------
                                                                          40,662
                                                                       ---------
DIVERSIFIED CAPITAL MARKETS (0.0%)
     3,395   UBS AG                                                           65
                                                                       ---------
INVESTMENT BANKING & BROKERAGE (0.1%)
   185,000   Daiwa Securities Group, Inc.                                  1,797
    15,567   Macquarie Group Ltd.                                            768
                                                                       ---------
                                                                           2,565
                                                                       ---------
LIFE & HEALTH INSURANCE (0.2%)
   121,032   AEGON N.V.                                                    1,075
   563,302   Legal & General Group plc                                     1,972
    72,687   Prudential plc                                                1,554
                                                                       ---------
                                                                           4,601
                                                                       ---------
MULTI-LINE INSURANCE (0.3%)
    35,812   Ageas                                                         1,511
     9,876   Allianz SE                                                    1,716
    97,176   AXA S.A.                                                      2,546
    10,161   Baloise Holdings AG                                           1,200
     8,857   Sampo Oyj "A"                                                   413
                                                                       ---------
                                                                           7,386
                                                                       ---------
MULTI-SECTOR HOLDINGS (0.1%)
     1,625   Exor S.p.A.                                                      64
     2,713   Industrivarden AB "C"                                            49
    58,264   Investor AB "B"                                               1,903
                                                                       ---------
                                                                           2,016
                                                                       ---------
OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
    24,300   ORIX Corp.                                                      442
    70,237   Pohjola Bank plc "A"                                          1,327
                                                                       ---------
                                                                           1,769
                                                                       ---------
PROPERTY & CASUALTY INSURANCE (0.0%)
   157,853   Insurance Australia Group Ltd.                                  869
       615   Tryg A/S                                                         56
                                                                       ---------
                                                                             925
                                                                       ---------
REAL ESTATE DEVELOPMENT (0.0%)
     6,000   Cheung Kong Holdings Ltd.                                        95
    64,000   Sino Land Co.                                                    87
                                                                       ---------
                                                                             182
                                                                       ---------

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16  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER OF                                                                  VALUE
SHARES       SECURITY                                                      (000)
--------------------------------------------------------------------------------
REAL ESTATE OPERATING COMPANIES (0.1%)
   231,000   Hysan Development Co. Ltd.                                $   1,076
   120,175   Immofinanz AG                                                   575
     8,840   Swiss Prime Site AG                                             677
                                                                       ---------
                                                                           2,328
                                                                       ---------
REGIONAL BANKS (0.0%)
    17,000   Fukuoka Financial Group, Inc.                                    76
    15,000   Joyo Bank Ltd.                                                   77
    40,400   Resona Holdings, Inc.                                           200
     4,000   Suruga Bank Ltd.                                                 67
     5,000   Yamaguchi Financial Group, Inc.                                  46
                                                                       ---------
                                                                             466
                                                                       ---------
REINSURANCE (0.2%)
    18,701   Hannover Rueck SE                                             1,557
     3,738   Muenchener Rueckversicherungs-Gesellschaft AG                   818
    23,851   Swiss Re AG                                                   2,122
                                                                       ---------
                                                                           4,497
                                                                       ---------
SPECIALIZED FINANCE (0.0%)
     6,124   London Stock Exchange Group plc                                 163
                                                                       ---------
             Total Financials                                             69,090
                                                                       ---------
HEALTH CARE (1.4%)
------------------
BIOTECHNOLOGY (0.1%)
    20,735   Actelion Ltd.                                                 1,727
     2,290   CSL Ltd.                                                        144
                                                                       ---------
                                                                           1,871
                                                                       ---------
HEALTH CARE DISTRIBUTORS (0.0%)
       900   Alfresa Holdings Corp.                                           47
    83,100   Medipal Holdings Corp.                                        1,108
                                                                       ---------
                                                                           1,155
                                                                       ---------
HEALTH CARE SERVICES (0.1%)
     8,769   Fresenius SE & Co.KGaA                                        1,242
    48,942   Sonic Healthcare Ltd.                                           739
                                                                       ---------
                                                                           1,981
                                                                       ---------
HEALTH CARE SUPPLIES (0.0%)
     9,557   Coloplast A/S "B"                                               627
                                                                       ---------
PHARMACEUTICALS (1.2%)
    45,750   AstraZeneca plc                                               2,630
     6,295   Bayer AG                                                        840
   147,093   GlaxoSmithKline plc                                           3,895
     4,900   Mitsubishi Tanabe Pharma Corp.                                   67
    33,444   Novartis AG                                                   2,644
    65,000   Novartis AG ADR                                               5,143
     6,384   Novo Nordisk A/S "B"                                          1,144
    59,600   Otsuka Holdings Co. Ltd.                                      1,741
    21,162   Roche Holding AG                                              5,900
    17,614   Sanofi                                                        1,863
    17,100   Shionogi & Co. Ltd.                                             376
     3,379   Shire plc                                                       153
       400   Taisho Pharmaceutical Holdings Co. Ltd.                          27
    40,032   Teva Pharmaceutical Industries Ltd.                           1,621
                                                                       ---------
                                                                          28,044
                                                                       ---------
             Total Health Care                                            33,678
                                                                       ---------
INDUSTRIALS (2.5%)
------------------
AEROSPACE & DEFENSE (0.2%)
   242,898   BAE Systems plc                                               1,699
    28,303   Safran S.A.                                                   1,863
    26,981   Thales S.A.                                                   1,647
                                                                       ---------
                                                                           5,209
                                                                       ---------
AIR FREIGHT & LOGISTICS (0.1%)
    34,495   Deutsche Post AG                                              1,220
                                                                       ---------
AIRLINES (0.1%)
    70,926   easyJet plc                                                   1,653
    19,662   International Consolidated Airlines Group S.A.*                 118
     1,300   Japan Airlines Co. Ltd.                                          66
                                                                       ---------
                                                                           1,837
                                                                       ---------
AIRPORT SERVICES (0.1%)
   339,773   Auckland International Airport Ltd.                             973
                                                                       ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER OF                                                                  VALUE
SHARES       SECURITY                                                      (000)
--------------------------------------------------------------------------------
BUILDING PRODUCTS (0.1%)
    17,389   Assa Abloy AB "B"                                         $     880
     5,200   Daikin Industries Ltd.                                          330
   119,000   Toto Ltd.                                                     1,747
                                                                       ---------
                                                                           2,957
                                                                       ---------
COMMERCIAL PRINTING (0.0%)
    12,000   Dai Nippon Printing Co. Ltd.                                    124
    12,000   Toppan Printing Co. Ltd.                                         97
                                                                       ---------
                                                                             221
                                                                       ---------
CONSTRUCTION & ENGINEERING (0.1%)
    24,281   Bouygues S.A.                                                   916
     5,000   JGC Corp.                                                       186
    34,445   Vinci S.A.                                                    2,215
                                                                       ---------
                                                                           3,317
                                                                       ---------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
    74,000   Hino Motors Ltd.                                              1,146
    24,000   Kubota Corp.                                                    410
    42,000   Yangzijiang Shipbuilding Holdings Ltd.                           39
                                                                       ---------
                                                                           1,595
                                                                       ---------
ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
   164,200   Eaton Corp.plc                                               11,931
   104,000   Fuji Electric Co. Ltd.                                          471
     2,200   Nidec Corp.                                                     213
     2,944   Osram Licht AG *                                                174
                                                                       ---------
                                                                          12,789
                                                                       ---------
HEAVY ELECTRICAL EQUIPMENT (0.1%)
    85,672   ABB Ltd.                                                      2,192
                                                                       ---------
HIGHWAYS & RAILTRACKS (0.1%)
    63,977   Abertis Infraestructuras S.A.                                 1,360
    74,844   Atlantia S.p.A.                                               1,671
                                                                       ---------
                                                                           3,031
                                                                       ---------
HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
     5,089   Adecco S.A.                                                     392
    42,870   Capita plc                                                      699
                                                                       ---------
                                                                           1,091
                                                                       ---------
INDUSTRIAL CONGLOMERATES (0.1%)
   164,000   Hutchison Whampoa Ltd.                                        2,089
     1,171   Koninklijke Philips N.V.                                         42
     6,260   Siemens AG                                                      827
                                                                       ---------
                                                                           2,958
                                                                       ---------
INDUSTRIAL MACHINERY (0.1%)
     8,533   Atlas Copco AB "B"                                              215
     3,967   GEA Group AG                                                    185
    29,000   IHI Corp.                                                       121
    12,778   Kone Oyj "B"                                                  1,174
   212,000   Mitsubishi Heavy Industries Ltd.                              1,360
     1,100   SMC Corp.                                                       265
                                                                       ---------
                                                                           3,320
                                                                       ---------
MARINE (0.0%)
        12   A.P.Moller-Maersk A/S "A"                                       115
        33   A.P.Moller-Maersk A/S "B"                                       335
    35,000   Nippon Yusen Kabushiki Kaisha                                   108
                                                                       ---------
                                                                             558
                                                                       ---------
RAILROADS (0.5%)
    62,200   Canadian Pacific Railway Ltd.                                 9,571
     3,200   Central Japan Railway Co.                                       385
     4,800   East Japan Railway Co.                                          393
     3,800   West Japan Railway Co.                                          166
                                                                       ---------
                                                                          10,515
                                                                       ---------
SECURITY & ALARM SERVICES (0.0%)
     4,600   Secom Co. Ltd.                                                  284
                                                                       ---------
TRADING COMPANIES & DISTRIBUTORS (0.2%)
   220,000   Marubeni Corp.                                                1,596
    38,800   Mitsubishi Corp.                                                763
    38,500   Mitsui & Co. Ltd.                                               533
   690,400   Sojitz Corp.                                                  1,274
     9,100   Sumitomo Corp.                                                  112
    32,724   Travis Perkins plc                                              962
                                                                       ---------
                                                                           5,240
                                                                       ---------

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18  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER OF                                                                  VALUE
SHARES       SECURITY                                                      (000)
--------------------------------------------------------------------------------
TRUCKING (0.0%)
    44,000   ComfortDelGro Corp. Ltd.                                  $      69
    19,000   Nippon Express Co. Ltd.                                          98
                                                                       ---------
                                                                             167
                                                                       ---------
             Total Industrials                                            59,474
                                                                       ---------
INFORMATION TECHNOLOGY (1.0%)
-----------------------------
APPLICATION SOFTWARE (0.0%)
     1,578   SAP AG                                                          131
     2,300   Trend Micro, Inc.                                                90
                                                                       ---------
                                                                             221
                                                                       ---------
DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
    36,155   Amadeus IT Holding S.A. "A"                                   1,354
                                                                       ---------
ELECTRONIC COMPONENTS (0.1%)
       700   Hirose Electric Co. Ltd.                                        107
     9,700   HOYA Corp.                                                      262
    22,300   Murata Manufacturing Co. Ltd.                                 1,918
    23,000   Nippon Electric Glass Co. Ltd.                                  124
     4,500   Omron Corp.                                                     185
     5,000   Yaskawa Electric Corp.                                           67
                                                                       ---------
                                                                           2,663
                                                                       ---------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
     5,900   Citizen Holdings Co. Ltd.                                        45
    71,600   FUJIFILM Holdings Corp.                                       1,955
   107,000   Hitachi Ltd.                                                    789
     1,000   Keyence Corp.                                                   402
                                                                       ---------
                                                                           3,191
                                                                       ---------
INTERNET SOFTWARE & SERVICES (0.0%)
    20,594   United Internet AG                                              827
                                                                       ---------
IT CONSULTING & OTHER SERVICES (0.1%)
    29,549   Cap Gemini                                                    1,927
     2,200   Nomura Research Institute Ltd.                                   72
       300   Otsuka Corp.                                                     39
                                                                       ---------
                                                                           2,038
                                                                       ---------
OFFICE ELECTRONICS (0.1%)
   101,500   Konica Minolta, Inc.                                          1,024
    67,000   Ricoh Co. Ltd.                                                  768
                                                                       ---------
                                                                           1,792
                                                                       ---------
SEMICONDUCTORS (0.5%)
   286,500   NXP Semiconductors N.V.*                                     12,176
                                                                       ---------
             Total Information Technology                                 24,262
                                                                       ---------
MATERIALS (1.4%)
----------------
COMMODITY CHEMICALS (0.2%)
   223,000   Asahi Kasei Corp.                                             1,759
     6,000   Kaneka Corp.                                                     37
    50,000   LyondellBasell Industries N.V. "A"                            3,859
     6,542   Orica Ltd.                                                      138
                                                                       ---------
                                                                           5,793
                                                                       ---------
CONSTRUCTION MATERIALS (0.0%)
     4,844   Imerys S.A.                                                     392
                                                                       ---------
DIVERSIFIED CHEMICALS (0.1%)
    30,197   BASF SE                                                       3,225
    30,000   Mitsubishi Chemical Holdings Corp.                              139
                                                                       ---------
                                                                           3,364
                                                                       ---------
DIVERSIFIED METALS & MINING (0.7%)
    93,421   Anglo American plc                                            2,062
    71,585   BHP Billiton Ltd.                                             2,436
    92,799   BHP Billiton plc                                              2,823
     6,012   Boliden AB                                                       88
    25,000   Mitsubishi Materials Corp.                                       94
       702   Rio Tinto plc                                                    37
   125,400   Rio Tinto plc ADR                                             6,653
    99,000   Sumitomo Metal Mining Co. Ltd.                                1,317
                                                                       ---------
                                                                          15,510
                                                                       ---------
FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
    38,188   Yara International ASA                                        1,666
                                                                       ---------
PAPER PRODUCTS (0.0%)
    18,000   Oji Holdings Corp.                                               85
                                                                       ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER OF                                                                  VALUE
SHARES       SECURITY                                                      (000)
--------------------------------------------------------------------------------
SPECIALTY CHEMICALS (0.1%)
   157,000   Daicel Corp.                                              $   1,244
     2,072   EMS-Chemie Holding AG                                           732
                                                                       ---------
                                                                           1,976
                                                                       ---------
STEEL (0.2%)
   375,457   Fortescue Metals Group Ltd.                                   1,941
    10,800   JFE Holdings, Inc.                                              243
    56,000   Kobe Steel Ltd.*                                                 96
    31,878   Voestalpine AG                                                1,586
                                                                       ---------
                                                                           3,866
                                                                       ---------
             Total Materials                                              32,652
                                                                       ---------
TELECOMMUNICATION SERVICES (1.2%)
---------------------------------
INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
   144,600   Bezeq The Israeli Telecommunication Corp. Ltd.                  242
   377,266   BT Group plc                                                  2,301
    60,684   Deutsche Telekom AG                                             963
     8,258   Elisa Oyj                                                       208
    38,300   Nippon Telegraph & Telephone Corp.                            1,922
       510   Swisscom AG                                                     261
 1,391,982   Telecom Italia S.p.A.                                         1,069
     4,929   Telefonica S.A.                                                  81
    71,486   Telenor ASA                                                   1,719
    53,102   TeliaSonera AB                                                  433
   177,003   Telstra Corp. Ltd.                                              815
                                                                       ---------
                                                                          10,014
                                                                       ---------
WIRELESS TELECOMMUNICATION SERVICES (0.8%)
    35,200   KDDI Corp.                                                    2,209
     1,424   Millicom International Cellular
               S.A. Swedish Depository Receipts                              128
    33,800   NTT DOCOMO, Inc.                                                544
    92,000   Rogers Communications, Inc."B"                                4,124
     1,900   SoftBank Corp.                                                  154
   614,592   Vodafone Group plc                                            2,281
   236,200   Vodafone Group plc ADR                                        8,761
                                                                       ---------
                                                                          18,201
                                                                       ---------
             Total Telecommunication Services                             28,215
                                                                       ---------
UTILITIES (0.4%)
----------------
ELECTRIC UTILITIES (0.3%)
   190,000   Cheung Kong Infrastructure Holdings Ltd.                      1,249
    13,700   Chubu Electric Power Co., Inc.                                  185
     6,800   Chugoku Electric Power Co., Inc.                                 99
    41,209   EDF S.A.                                                      1,534
   325,357   EDP-Energias de Portugal S.A.                                 1,231
     4,200   Hokkaido Electric Power Co., Inc.*                               50
     3,900   Hokuriku Electric Power Co.                                      52
   229,792   Iberdrola S.A.                                                1,464
    15,500   Kansai Electric Power Co., Inc.*                                176
     9,900   Kyushu Electric Power Co., Inc.*                                128
     4,000   Shikoku Electric Power Co.*                                      63
    36,740   SP AusNet                                                        39
     9,400   Tohoku Electric Power Co., Inc.*                                104
    33,300   Tokyo Electric Power Co., Inc.*                                 177
                                                                       ---------
                                                                           6,551
                                                                       ---------
GAS UTILITIES (0.0%)
    32,000   Tokyo Gas Co. Ltd.                                              159
                                                                       ---------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.0%)
     2,600   Electric Power Development Co. Ltd.                              77
                                                                       ---------

================================================================================

20  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER OF                                                                  VALUE
SHARES       SECURITY                                                      (000)
--------------------------------------------------------------------------------
MULTI-UTILITIES (0.1%)
    34,091   Centrica plc                                              $     189
   121,457   E.ON SE                                                       2,337
     1,213   GDF Suez                                                         28
    87,300   National Grid plc                                             1,107
                                                                       ---------
                                                                           3,661
                                                                       ---------
             Total Utilities                                              10,448
                                                                       ---------
             Total Common Stocks (cost: $310,943)                        367,527
                                                                       ---------

PREFERRED STOCKS (0.0%)

CONSUMER DISCRETIONARY (0.0%)
-----------------------------
AUTOMOBILE MANUFACTURERS (0.0%)
     1,180   Bayerische Motoren Werke AG                                     102
                                                                       ---------
FINANCIALS (0.0%)
-----------------
REINSURANCE (0.0%)
     3,000   American Overseas Group Ltd., 7.50%, non-cumulative,
               perpetual, acquired 1/23/2007 - 3/02/2007;
               cost $3,065(b),(c)                                            750
                                                                       ---------
             Total Preferred Stocks
               (cost: $3,145)                                                852
                                                                       ---------
EXCHANGE-TRADED FUNDS (14.6%)
   257,748   EGShares Emerging Markets Consumer ETF                        6,915
   199,150   iShares Core MSCI EAFE ETF                                   11,933
 1,657,455   iShares Core MSCI Emerging Markets ETF                       83,453
 1,317,800   iShares MSCI EAFE ETF                                        87,291
   591,274   iShares MSCI Germany ETF                                     18,063
 1,170,922   iShares MSCI Hong Kong ETF                                   24,297
   340,119   iShares MSCI Indonesia ETF                                    7,860
   438,992   iShares MSCI Malaysia ETF                                     6,914
   151,984   iShares MSCI Russia Capped ETF                                3,234
   486,431   iShares MSCI Singapore ETF                                    6,606
   620,904   iShares MSCI Taiwan ETF                                       8,929
   174,735   iShares MSCI Turkey ETF                                       9,789
 1,678,972   iShares MSCI United Kingdom ETF                              34,436
   107,983   SPDR S&P Emerging Markets SmallCap ETF                        5,070
   126,949   Vanguard FTSE Emerging Markets ETF                            5,266
   170,548   WisdomTree Emerging Markets Equity Income Fund                8,829
   182,288   WisdomTree Emerging Markets SmallCap Dividend Fund            8,640
   430,540   WisdomTree India Earnings Fund                                7,173
                                                                       ---------
             Total Exchange-Traded Funds (cost: $321,341)                344,698
                                                                       ---------
             Total International Equity Securities
               (cost: $635,429)                                          713,077
                                                                       ---------
PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (2.9%)

GOLD (1.6%)

AFRICAN GOLD COMPANIES (0.2%)
   145,000   AngloGold Ashanti Ltd. ADR                                    1,971
   340,000   Gold Fields Ltd. ADR                                          1,363
   545,000   Harmony Gold Mining Co. Ltd. ADR                              1,553
    47,500   Sibanye Gold Ltd. ADR                                           235
                                                                       ---------
                                                                           5,122
                                                                       ---------
AUSTRALIAN GOLD COMPANIES (0.1%)
   238,000   Newcrest Mining Ltd.                                          1,666
                                                                       ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER OF                                                                  VALUE
SHARES       SECURITY                                                      (000)
--------------------------------------------------------------------------------
EUROPEAN GOLD COMPANIES (0.1%)
    41,500   Randgold Resources Ltd. ADR                               $   2,936
                                                                       ---------
NORTH AMERICAN GOLD COMPANIES (1.1%)
    32,000   Agnico-Eagle Mines Ltd.                                         881
   100,000   Alamos Gold, Inc.                                             1,283
    30,000   Allied Nevada Gold Corp.*                                       100
   295,857   AuRico Gold, Inc.                                             1,163
   525,000   B2Gold Corp.*                                                 1,097
    57,000   Barrick Gold Corp.                                              940
   250,000   Centerra Gold, Inc.                                             748
   358,000   Eldorado Gold Corp.                                           2,187
    90,000   Goldcorp, Inc.                                                2,021
   540,000   IAMGOLD Corp.                                                 2,354
   250,000   Kinross Gold Corp.                                            1,178
    51,000   Newmont Mining Corp.                                          1,266
   555,000   Osisko Mining Corp.*                                          2,293
    85,000   Primero Mining Corp.*                                           448
    61,000   Royal Gold, Inc.                                              2,751
   902,884   Semafo, Inc.                                                  2,396
   150,000   Yamana Gold, Inc.                                             1,364
                                                                       ---------
                                                                          24,470
                                                                       ---------
SOUTH AMERICAN GOLD COMPANIES (0.1%)
   254,000   Compania de Minas Buenaventura S.A. ADR                       2,997
                                                                       ---------
             Total Gold (cost: $57,064)                                   37,191
                                                                       ---------
SILVER (0.2%)
   235,000   Pan American Silver Corp.                                     2,536
   107,000   Tahoe Resources, Inc.*                                        1,905
                                                                       ---------
             Total Silver (cost: $5,855)                                   4,441
                                                                       ---------
EXCHANGE-TRADED FUNDS (1.1%)
   222,842   SPDR Gold Shares* (cost $36,841)                             26,897
                                                                       ---------
             Total Precious Metals and Commodity - Related Securities
               (cost: $99,760)                                            68,529
                                                                       ---------
GLOBAL REAL ESTATE EQUITY SECURITIES (0.6%)

COMMON STOCKS (0.3%)

DIVERSIFIED REAL ESTATE ACTIVITIES (0.0%)
     1,000   DAITO Trust Construction Co. Ltd.                                95
    12,105   Lend Lease Group                                                122
    75,000   New World Development Co. Ltd.                                  101
    11,700   Tokyu Fudosan Holdings Corp.*                                   107
    20,000   Wheelock & Co. Ltd.                                              97
                                                                       ---------
                                                                             522
                                                                       ---------
REITs - DIVERSIFIED (0.0%)
   108,472   BGP Holdings plc, acquired 8/06/2009;
               cost: $0*(a),(b),(c)                                            -
   177,101   Dexus Property Group                                            169
    39,418   GPT Group                                                       128
                                                                       ---------
                                                                             297
                                                                       ---------
REITs - OFFICE (0.1%)
 1,248,000   CapitaCommercial Trust                                        1,477
                                                                       ---------
REITs - RETAIL (0.2%)
   138,000   CapitaMall Trust                                                214
        46   Japan Retail Fund Investment Corp.                               91
   338,000   Link REIT                                                     1,655
     7,806   Unibail-Rodamco                                               2,041
   479,130   Westfield Retail Trust                                        1,330
                                                                       ---------
                                                                           5,331
                                                                       ---------
             Total Common Stocks (cost: $7,281)                            7,627
                                                                       ---------

RIGHTS (0.0%)

DIVERSIFIED REAL ESTATE ACTIVITIES (0.0%)
       350   New World Development*(a),(b)                                     -
                                                                       ---------
             Total Rights (cost: $0)                                           -
                                                                       ---------

================================================================================

22  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER OF                                                                                    VALUE
SHARES       SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             PREFERRED STOCKS (0.3%)

             REITs - OFFICE (0.3%)
   268,273   CommonWealth REIT, 6.50%, perpetual                                         $   5,666
    28,227   CommonWealth REIT, Series E, 7.25%, cumulative redeemable, perpetual              645
                                                                                         ---------
                                                                                             6,311
                                                                                         ---------
             Total Preferred Stocks (cost: $7,119)                                           6,311
                                                                                         ---------
             Total Global Real Estate Equity Securities (cost: $14,400)                     13,938
                                                                                         ---------

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                      COUPON                           VALUE
(000)        SECURITY                                        RATE        MATURITY            (000)
--------------------------------------------------------------------------------------------------
             BONDS (33.7%)

             CORPORATE OBLIGATIONS (16.2%)

             CONSUMER DISCRETIONARY (0.1%)
             -----------------------------
             CASINOS & GAMING (0.0%)
$      200   Seneca Nation of Indians Capital
               Improvements Auth.(a)                         6.75%      12/01/2013       $     200
                                                                                         ---------
             PUBLISHING (0.1%)
       995   McGraw-Hill Global Education Holdings, LLC(d)   9.00        3/22/2019           1,016
     1,000   McGraw-Hill Global Education Holdings, LLC(a)   9.75        4/01/2021           1,115
                                                                                         ---------
                                                                                             2,131
                                                                                         ---------
             TEXTILES (0.0%)
       500   SIWF Merger Sub, Inc.(a)                        6.25        6/01/2021             503
                                                                                         ---------
             Total Consumer Discretionary                                                    2,834
                                                                                         ---------
             ENERGY (3.3%)
             -------------
             OIL & GAS EXPLORATION & PRODUCTION (0.8%)
     2,000   Alta Mesa Holdings, LP                          9.63       10/15/2018           2,150
     2,000   Fieldwood Energy, LLC(d)                        8.38        9/30/2020           2,044
     2,000   Halcon Resources Corp.                          8.88        5/15/2021           2,040
     2,000   Halcon Resources Corp.(a)                       9.25        2/15/2022           2,060
     2,000   Midstates Petroleum Co., Inc.                   9.25        6/01/2021           2,098
     2,000   Penn Virginia Corp.                             8.50        5/01/2020           2,162
     2,000   Quicksilver Resources, Inc.(d)                  7.00        6/21/2019           1,961
     2,150   Rex Energy Corp.                                8.88       12/01/2020           2,360
     1,000   Sabine Oil & Gas, LLC(d)                        8.75       12/31/2018           1,009
     2,000   Samson Investment Co.(d)                        6.00        9/25/2018           2,011
                                                                                         ---------
                                                                                            19,895
                                                                                         ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                      COUPON                           VALUE
(000)        SECURITY                                        RATE        MATURITY            (000)
--------------------------------------------------------------------------------------------------
             OIL & GAS REFINING & MARKETING (0.1%)
$    1,750   Northern Tier Energy, LLC                       7.13%      11/15/2020      $    1,816
                                                                                        ----------
             OIL & GAS STORAGE & TRANSPORTATION (2.4%)
    10,000   DCP Midstream, LLC(a)                           5.85        5/21/2043           9,338
     8,780   Enbridge Energy Partners, LP                    8.05       10/01/2037           9,870
    15,270   Energy Transfer Partners, LP(a)                 3.26(e)    11/01/2066          13,972
    10,980   Enterprise Products Operating, LLC              7.00        6/01/2067          11,317
     2,000   Martin Midstream Partners, LP                   7.25        2/15/2021           2,045
       369   NuStar Logistics, LP                            7.63        1/15/2043           9,553
                                                                                        ----------
                                                                                            56,095
                                                                                        ----------
             Total Energy                                                                   77,806
                                                                                        ----------
             FINANCIALS (9.4%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
    14,500   State Street Capital Trust IV                  1.25(e)      6/15/2037          11,332
       819   Walter Investment Management Corp.(d)          5.75        11/28/2017             827
                                                                                        ----------
                                                                                            12,159
                                                                                        ----------
             CONSUMER FINANCE (0.4%)
     8,052   American Express Co.                           6.80         9/01/2066           8,585
                                                                                        ----------
             LIFE & HEALTH INSURANCE (2.2%)
       385   Delphi Financial Group, Inc.                   7.38         5/15/2037           9,655
    12,342   Lincoln National Corp.                         7.00         5/17/2066          12,712
     1,000   Lincoln National Corp.                         6.05         4/20/2067           1,000
     5,500   Principal Financial Global Fund, LLC           0.76(e)      1/10/2031           4,836
     7,800   Prudential Financial, Inc.                     5.63         6/15/2043           7,693
     2,135   Prudential Financial, Inc.                     5.20         3/15/2044           2,055
    13,935   StanCorp Financial Group, Inc.                 6.90         6/01/2067          13,970
                                                                                        ----------
                                                                                            51,921
                                                                                        ----------
             MULTI-LINE INSURANCE (1.8%)
    15,127   Genworth Holdings, Inc.                        6.15        11/15/2066          13,520
    17,255   Glen Meadow Pass-Through Trust(a)              6.51         2/12/2067          16,910
    12,810   Nationwide Mutual Insurance Co.(a)             5.81        12/15/2024          13,066
                                                                                        ----------
                                                                                            43,496
                                                                                        ----------
             MULTI-SECTOR HOLDINGS (0.3%)
     5,325   BNSF Funding Trust I                           6.61        12/15/2055           5,850
                                                                                        ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.6%)
     3,137   ILFC E-Capital Trust I(a)                      5.35(e)     12/21/2065           2,808
     5,000   JPMorgan Chase Capital XIII                    1.20(e)      9/30/2034           4,000
    10,000   JPMorgan Chase Capital XXI                     1.19(e)      2/02/2037           7,550
                                                                                        ----------
                                                                                            14,358
                                                                                        ----------

================================================================================

24  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                      COUPON                           VALUE
(000)        SECURITY                                        RATE        MATURITY            (000)
--------------------------------------------------------------------------------------------------
             PROPERTY & CASUALTY INSURANCE (2.4%)
$   10,800   Allstate Corp.                                  5.75%       8/15/2053      $   10,982
    10,000   AmTrust Financial Services, Inc.(a)             6.13        8/15/2023          10,100
    11,050   HSB Group, Inc.                                 1.15(e)     7/15/2027           8,785
    12,400   Ironshore Holdings, Inc.(a)                     8.50        5/15/2020          14,309
     4,000   Progressive Corp.                               6.70        6/15/2037           4,370
     1,000   RLI Corp.                                       5.95        1/15/2014           1,001
     6,500   Travelers Companies, Inc.                       6.25        3/15/2037           6,939
                                                                                        ----------
                                                                                            56,486
                                                                                        ----------
             REGIONAL BANKS (0.9%)
     1,000   Allfirst Preferred Capital Trust                1.74(e)     7/15/2029             830
        31   Citizens Funding Trust I                        7.50        9/15/2066             793
     1,000   Emigrant Bancorp, Inc.(a)                       6.25        6/15/2014           1,025
     4,000   First Maryland Capital Trust I                  1.24(e)     1/15/2027           3,360
     5,000   Fulton Capital Trust I                          6.29        2/01/2036           4,864
     2,000   Huntington Capital Trust II "B"                 0.88(e)     6/15/2028           1,650
     3,500   M&T Capital Trust I                             8.23        2/01/2027           3,557
     5,039   Manufacturers & Traders Trust Co.               5.63       12/01/2021           5,278
                                                                                        ----------
                                                                                            21,357
                                                                                        ----------
             REINSURANCE (0.2%)
     4,000   Alterra USA Holdings Ltd.(a)                    7.20        4/14/2017           4,425
                                                                                        ----------
             REITs - RETAIL (0.1%)
     3,000   Brixmor, LLC                                    5.30        1/15/2015           3,037
       413   Brixmor, LLC                                    7.68       11/02/2026             415
                                                                                        ----------
                                                                                             3,452
                                                                                        ----------
             Total Financials                                                              222,089
                                                                                        ----------
             INDUSTRIALS (0.6%)
             ------------------
             AEROSPACE & DEFENSE (0.5%)
    13,560   Textron Financial Corp.(a)                      6.00        2/15/2067          12,102
                                                                                        ----------
             AIRLINES (0.1%)
     1,065   America West Airlines, Inc.
               Pass-Through Trust (INS)                      7.93        1/02/2019           1,140
       949   Continental Airlines, Inc. "B"
               Pass-Through Trust                            6.25        4/11/2020             992
                                                                                        ----------
                                                                                             2,132
                                                                                        ----------
             Total Industrials                                                              14,234
                                                                                        ----------
             TELECOMMUNICATION SERVICES (0.0%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.0%)
        13   Qwest Corp.                                     7.50        9/15/2051             318
                                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                      COUPON                           VALUE
(000)        SECURITY                                        RATE        MATURITY            (000)
--------------------------------------------------------------------------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.0%)
$      200   MetroPCS Wireless, Inc.(a)                      6.25%       4/01/2021      $      209
                                                                                        ----------
             Total Telecommunication Services                                                  527
                                                                                        ----------
             UTILITIES (2.8%)
             ----------------
             ELECTRIC UTILITIES (1.6%)
    12,000   Enel S.p.A.(a)                                  8.75        9/24/2073          13,095
     4,850   NextEra Energy Capital Holdings, Inc.           6.35       10/01/2066           4,877
     7,000   NextEra Energy Capital Holdings, Inc.           6.65        6/15/2067           7,181
       500   NextEra Energy Capital Holdings, Inc.           7.30        9/01/2067             547
     7,400   PPL Capital Funding, Inc.                       6.70        3/30/2067           7,470
     1,000   SPI Electricity Property Ltd. (INS)(a)          7.25       12/01/2016           1,136
     4,000   Texas Competitive Electric Holdings Co., LLC(d) 4.73       10/10/2017           2,777
                                                                                        ----------
                                                                                            37,083
                                                                                        ----------
             MULTI-UTILITIES (1.2%)
     6,350   Dominion Resources, Inc.                        7.50        6/30/2066           6,834
     3,500   Dominion Resources, Inc.                        2.55(e)     9/30/2066           3,282
     5,391   Integrys Energy Group, Inc.                     6.11       12/01/2066           5,442
    10,000   Puget Sound Energy, Inc.                        6.97        6/01/2067          10,242
     3,000   Wisconsin Energy Corp.                          6.25        5/15/2067           3,074
                                                                                        ----------
                                                                                            28,874
                                                                                        ----------
             Total Utilities                                                                65,957
                                                                                        ----------
             Total Corporate Obligations (cost: $351,114)                                  383,447
                                                                                        ----------

             EURODOLLAR AND YANKEE OBLIGATIONS (5.3%)

             CONSUMER STAPLES (0.1%)
             -----------------------
             PACKAGED FOODS & MEAT (0.1%)
     2,020   JBS S.A.                                       10.50        8/04/2016           2,278
                                                                                        ----------
             ENERGY (0.4%)
             -------------
             OIL & GAS STORAGE & TRANSPORTATION (0.4%)
     9,650   TransCanada Pipelines Ltd.                      6.35        5/15/2067          10,031
                                                                                        ----------
             FINANCIALS (4.1%)
             -----------------
             DIVERSIFIED BANKS (1.8%)
     2,000   Barclays Bank plc                               0.56(e)             -(f)        1,158
    11,500   Barclays Bank plc                               0.65(e)             -(f)        6,842
     5,485   Barclays Bank plc                               0.69(e)             -(f)        3,185
     2,000   Barclays Bank plc(a)                            7.70                -(f)        2,191
     2,000   Compass Bank                                    6.40       10/01/2017           2,188
     5,600   HSBC Bank plc                                   0.60(e)             -(f)        3,514
    18,000   HSBC Bank plc                                   0.63(e)             -(f)       11,160

================================================================================

26  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                      COUPON                           VALUE
(000)        SECURITY                                        RATE        MATURITY            (000)
--------------------------------------------------------------------------------------------------
$    2,500   LBI hf, acquired 10/12/2007;
               cost $2,500(a),(b),(c),(g)                    7.43%               -(f)   $        -
     4,000   Lloyds TSB Bank plc                             0.49(e)             -(f)        2,390
     7,889   Royal Bank of Scotland Group plc                9.50        3/16/2022           9,228
                                                                                        ----------
                                                                                            41,856
                                                                                        ----------
             LIFE & HEALTH INSURANCE (0.4%)
     9,800   Great-West Life & Annuity Insurance
               Capital, LP(a)                                7.15        5/16/2046          10,143
                                                                                        ----------
             PROPERTY & CASUALTY INSURANCE (1.3%)
    19,315   Oil Insurance Ltd.(a)                           3.23(e)             -(f)       17,588
    11,950   QBE Capital Funding III Ltd.(a)                 7.25        5/24/2041          12,685
                                                                                        ----------
                                                                                            30,273
                                                                                        ----------
             REGIONAL BANKS (0.0%)
     3,000   Glitnir Banki hf, acquired 9/11/2006 and
               10/18/2006; cost $3,051(a),(b),(c),(g)        7.45                -(f)            -
                                                                                        ----------
             REINSURANCE (0.6%)
     3,750   Platinum Underwriters Finance, Inc.             7.50        6/01/2017           4,247
     9,650   Swiss Re Capital I, LP(a)                       6.85                -(f)       10,277
                                                                                        ----------
                                                                                            14,524
                                                                                        ----------
             Total Financials                                                               96,796
                                                                                        ----------
             INDUSTRIALS (0.1%)
             ------------------
             MARINE (0.1%)
     2,000   Navios Maritime Holdings, Inc.(a)               7.38        1/15/2022           2,015
                                                                                        ----------
             MATERIALS (0.3%)
             ----------------
             CONSTRUCTION MATERIALS (0.1%)
     2,000   Cemex Espana Luxembourg(a)                      9.88        4/30/2019           2,268
                                                                                        ----------
             DIVERSIFIED METALS & MINING (0.1%)
     2,000   Vedanta Resources plc(a)                        6.00        1/31/2019           1,930
                                                                                        ----------
             GOLD (0.1%)
     3,000   St. Barbara Ltd.(a)                             8.88        4/15/2018           2,535
                                                                                        ----------
             Total Materials                                                                 6,733
                                                                                        ----------
             TELECOMMUNICATION SERVICES (0.0%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.0%)
       150   Altice Financing S.A.(a)                        7.88       12/15/2019             162
                                                                                        ----------
             UTILITIES (0.3%)
             ----------------
             ELECTRIC UTILITIES (0.3%)
     7,500   Electricite De France S.A.(a)                   5.25                -(f)        7,423
                                                                                        ----------
             Total Eurodollar and Yankee Obligations
               (cost: $117,334)                                                            125,438
                                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                      COUPON                           VALUE
(000)        SECURITY                                        RATE        MATURITY            (000)
--------------------------------------------------------------------------------------------------
             ASSET-BACKED SECURITIES (0.1%)

             FINANCIALS (0.1%)
             -----------------
             ASSET-BACKED FINANCING (0.1%)
$    3,000   SLC Student Loan Trust                          0.69%(e)    7/15/2036      $    2,419
     1,361   SLM Student Loan Trust                          0.79(e)    10/25/2038           1,201
                                                                                        ----------
                                                                                             3,620
                                                                                        ----------
             Total Financials                                                                3,620
                                                                                        ----------
             Total Asset-Backed Securities (cost: $3,407)                                    3,620
                                                                                        ----------
             COMMERCIAL MORTGAGE SECURITIES (8.9%)

             FINANCIALS (8.9%)
             -----------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (8.9%)
     2,444   Banc of America Commercial Mortgage, Inc.(a)    5.48       12/10/2042           2,367
     2,000   Banc of America Commercial Mortgage, Inc.       4.77        7/10/2043           1,989
    10,000   Banc of America Commercial Mortgage, Inc.       6.06        7/10/2044          10,300
     8,500   Banc of America Commercial Mortgage, Inc.       5.77        5/10/2045           8,932
     2,000   Banc of America Commercial Mortgage, Inc.       5.46        9/10/2045           2,132
     2,000   Banc of America Commercial Mortgage, Inc.       5.42       10/10/2045           1,993
     6,000   Banc of America Commercial Mortgage, Inc.       5.18        9/10/2047           6,228
     5,385   Banc of America Commercial Mortgage, Inc.(a)    6.14        9/10/2047           5,648
     3,500   Banc of America Commercial Mortgage, Inc.       6.44        2/10/2051           3,645
     2,000   Bear Stearns Commercial Mortgage Securities,
               Inc.                                          5.64       12/11/2040           1,844
     4,000   Bear Stearns Commercial Mortgage Securities,
               Inc.                                          5.21        2/11/2041           4,035
     2,000   Bear Stearns Commercial Mortgage Securities,
               Inc.(a)                                       5.66        9/11/2041           1,931
     2,000   Bear Stearns Commercial Mortgage Securities,
               Inc.                                          5.60       10/12/2041           1,890
     5,440   Bear Stearns Commercial Mortgage Securities,
               Inc.                                          4.99        9/11/2042           5,666
     8,000   Citigroup Commercial Mortgage Trust             5.97        3/15/2049           8,222
    10,000   Commercial Mortgage Loan Trust                  6.02        7/10/2038          10,311
     6,000   Commercial Mortgage Loan Trust                  6.21       12/10/2049           6,350
     2,000   Commercial Mortgage Loan Trust(a)               5.54       12/11/2049           2,202
     2,000   Credit Suisse Commercial Mortgage
               Pass-Through Trust                            5.99        6/15/2038           2,006
    16,400   Credit Suisse Commercial Mortgage
               Pass-Through Trust                            0.39        2/15/2040          12,271
     2,213   Credit Suisse First Boston Mortgage
               Securities Corp.(a)                           5.02        1/15/2037           2,206
     8,000   GE Capital Commercial Mortgage Corp.            5.46        3/10/2044           7,732
     5,355   GE Capital Commercial Mortgage Corp.            5.61       12/10/2049           5,473
     3,500   GMAC Commercial Mortgage Securities, Inc.       4.97       12/10/2041           3,318
     1,000   GMAC Commercial Mortgage Securities, Inc.       4.98       12/10/2041             684
     4,000   GS Mortgage Securities Corp. II                 5.82        4/10/2038           4,031

================================================================================

28  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                      COUPON                           VALUE
(000)        SECURITY                                        RATE        MATURITY            (000)
--------------------------------------------------------------------------------------------------
$    2,200   GS Mortgage Securities Corp. II                 5.93%       8/10/2038      $    2,188
     2,800   GS Mortgage Securities Corp. II                 4.78        7/10/2039           2,835
       625   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              5.00       10/15/2042             665
    11,225   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              5.04       10/15/2042          11,500
     8,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              5.57        4/15/2043           8,215
     2,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              5.52       12/15/2044           2,090
     2,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                             5.52       12/15/2044           2,046
     2,500   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              5.48        5/15/2045           2,626
     5,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              5.41        5/15/2047           4,381
     4,500   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              6.19        2/15/2051           5,030
     2,000   LB-UBS Commercial Mortgage Trust                5.28        2/15/2041           1,989
     6,500   Merrill Lynch Mortgage Trust                    5.14        7/12/2038           6,783
     2,500   Merrill Lynch Mortgage Trust                    5.36        7/12/2038           2,393
     1,000   Merrill Lynch Mortgage Trust                    5.39        7/12/2038             887
    11,500   Merrill Lynch Mortgage Trust                    5.87        5/12/2039          11,615
     7,000   Merrill Lynch Mortgage Trust                    5.01       10/12/2041           7,084
     1,000   Merrill Lynch Mortgage Trust                    5.60        1/12/2044           1,033
     3,000   ML-CFC Commercial Mortgage Trust                5.42        8/12/2048           3,168
     3,000   ML-CFC Commercial Mortgage Trust                6.09        8/12/2049           3,107
       878   Morgan Stanley Capital I, Inc.                  5.15        8/13/2042             903
       723   Morgan Stanley Capital I, Inc.                  5.17        8/13/2042             733
     2,000   Morgan Stanley Capital I, Inc.                  5.68        3/12/2044           2,053
     3,400   Wachovia Bank Commercial Mortgage Trust         5.91        5/15/2043           3,557
     1,337   Wachovia Bank Commercial Mortgage Trust(a)      4.99        5/15/2044           1,260
                                                                                        ----------
                                                                                           211,547
                                                                                        ----------
             Total Financials                                                              211,547
                                                                                        ----------
             Total Commercial Mortgage Securities (cost: $189,105)                         211,547
                                                                                        ----------
             U.S. GOVERNMENT AGENCY ISSUES (0.0%)(h)

             MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.0%)
         5   Government National Mortgage Assn. I            6.50        5/15/2023               6
        20   Government National Mortgage Assn. I            6.50        4/15/2024              23
        10   Government National Mortgage Assn. I            7.50        3/15/2017              10
        12   Government National Mortgage Assn. I            7.50        3/15/2017              13

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                      COUPON                           VALUE
(000)        SECURITY                                        RATE        MATURITY            (000)
--------------------------------------------------------------------------------------------------
$        2   Government National Mortgage Assn. I            8.00%       6/15/2016      $        2
         4   Government National Mortgage Assn. I            8.00       11/15/2016               4
         2   Government National Mortgage Assn. I            8.50        6/15/2016               2
         2   Government National Mortgage Assn. I            8.50        6/15/2016               1
         3   Government National Mortgage Assn. I            8.50        7/15/2016               2
         1   Government National Mortgage Assn. I            8.50        9/15/2016               1
         3   Government National Mortgage Assn. I            8.50       12/15/2016               3
         8   Government National Mortgage Assn. I            8.50       12/15/2016               8
         1   Government National Mortgage Assn. I            8.50        1/15/2017               1
         1   Government National Mortgage Assn. I            8.50        2/15/2017               1
         1   Government National Mortgage Assn. I            9.00        6/15/2016               1
         1   Government National Mortgage Assn. I            9.00        7/15/2016               1
         1   Government National Mortgage Assn. I            9.00        9/15/2016               1
         1   Government National Mortgage Assn. I            9.00       10/15/2016               1
         1   Government National Mortgage Assn. I            9.50       11/15/2016               1
         1   Government National Mortgage Assn. I            9.50       11/15/2016               1
                                                                                        ----------
                                                                                                83
                                                                                        ----------
             Total U.S. Government Agency Issues (cost: $78)                                    83
                                                                                        ----------
             U.S. TREASURY SECURITIES (3.2%)

             NOTES (3.2%)
     1,880   1.63%, 11/15/2022                                                               1,735
    75,000   1.75%, 5/15/2022                                                               70,890
     2,328   2.00%, 2/15/2023                                                                2,207
                                                                                        ----------
                                                                                            74,832
                                                                                        ----------
             Total U.S. Treasury Securities (cost: $79,589)                                 74,832
                                                                                        ----------
             Total Bonds (cost: $740,627)                                                  798,967
                                                                                        ----------
             MONEY MARKET INSTRUMENTS (7.0%)

             COMMERCIAL PAPER (4.8%)

             CONSUMER DISCRETIONARY (0.1%)
             -----------------------------
             AUTOMOTIVE RETAIL (0.1%)
     2,163   Autozone, Inc.(a),(i)                           0.22       12/02/2013           2,163
                                                                                        ----------
             ENERGY (2.2%)
             -------------
             OIL & GAS EXPLORATION & PRODUCTION (1.3%)
    10,084   Canadian Natural Resources Ltd.(a),(i)          0.28       12/10/2013          10,083
    18,002   Talisman Energy, Inc.(a),(i)                    0.63       12/04/2013          18,001
     2,863   Talisman Energy, Inc.(a),(i)                    0.60       12/05/2013           2,863
                                                                                        ----------
                                                                                            30,947
                                                                                        ----------

================================================================================

30  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                   MARKET
AMOUNT                                                      COUPON                           VALUE
(000)        SECURITY                                        RATE        MATURITY            (000)
--------------------------------------------------------------------------------------------------
             OIL & GAS STORAGE & TRANSPORTATION (0.9%)
$   11,427   Enterprise Products Operating, LLC(a),(i)       0.22%      12/09/2013      $   11,427
    10,000   Spectra Energy Capital, LLC(a),(i)              0.24       12/03/2013          10,000
                                                                                        ----------
                                                                                            21,427
                                                                                        ----------
             Total Energy                                                                   52,374
                                                                                        ----------
             MATERIALS (0.6%)
             ----------------
             PAPER PRODUCTS (0.6%)
    13,066   Georgia-Pacific, LLC(a),(i)                     0.20       12/03/2013          13,066
                                                                                        ----------
             UTILITIES (1.9%)
             ----------------
             ELECTRIC UTILITIES (1.5%)
     5,854   Northeast Utilities(a),(i)                      0.20       12/05/2013           5,854
    16,361   OGE Energy Corp.(a),(i)                         0.20       12/06/2013          16,361
    13,258   Pacific Gas & Electric Co.(a),(i)               0.19       12/09/2013          13,257
                                                                                        ----------
                                                                                            35,472
                                                                                        ----------
             GAS UTILITIES (0.4%)
    10,000   ONEOK, Inc.(a),(i)                              0.31       12/06/2013           9,999
                                                                                        ----------
             Total Utilities                                                                45,471
                                                                                        ----------
             Total Commercial Paper (cost: $113,074)                                       113,074
                                                                                        ----------

--------------------------------------------------------------------------------------------------
NUMBER OF
SHARES
--------------------------------------------------------------------------------------------------
             MONEY MARKET FUNDS (2.2%)
52,025,923   State Street Institutional Liquid Reserve Fund, 0.07%(j) (cost: $52,026)       52,026
                                                                                        ----------
             Total Money Market Instruments (cost: $165,100)                               165,100
                                                                                        ----------

             TOTAL INVESTMENTS (COST: $2,109,843)                                       $2,351,810
                                                                                        ==========

--------------------------------------------------------------------------------------------------
NUMBER OF
CONTRACTS
--------------------------------------------------------------------------------------------------
             PURCHASED OPTIONS (0.1%)
    19,550   Put - iShares MSCI EAFE ETF expiring January 18, 2014 at 61                       430
     4,975   Put - iShares MSCI Emerging Markets ETF expiring January 18, 2013 at 41           426
     5,000   Put - iShares MSCI Emerging Markets ETF expiring January 18, 2014 at 38           130
     1,037   Put - S&P 500 Index expiring January 18, 2014 at 1640                             430
     1,037   Put - S&P 500 Index expiring January 18, 2014 at 1730                           1,208
                                                                                        ----------

             TOTAL PURCHASED OPTIONS (COST: $5,585)                                     $    2,624
                                                                                        ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

------------------------------------------------------------------------------------------------------
($ IN 000s)                                         VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS           TOTAL
------------------------------------------------------------------------------------------------------
U.S. Equity Securities:
  Common Stocks                          $  432,595            $      -         $    -      $  432,595
  Preferred Stocks                                -              16,967          4,480          21,447
  Exchange-Traded Funds                     138,157                   -              -         138,157

International Equity Securities:
  Common Stocks                             367,527                   -              -         367,527
  Preferred Stocks                              102                   -            750             852
  Exchange-Traded Funds                     344,698                   -              -         344,698

Precious Metals and
  Commodity-Related Securities:
  Gold                                       37,191                   -              -          37,191
  Silver                                      4,441                   -              -           4,441
  Exchange-Traded Funds                      26,897                   -              -          26,897

Global Real Estate Equity Securities:
  Common Stocks                               7,627                   -              -           7,627
  Rights                                          -                   -              -               -
  Preferred Stocks                            5,666                 645              -           6,311

Bonds:
  Corporate Obligations                           -             383,447              -         383,447
  Eurodollar and Yankee Obligations               -             125,438              -         125,438
  Asset-Backed Securities                         -               3,620              -           3,620
  Commercial Mortgage Securities                  -             211,547              -         211,547
  U.S. Government Agency Issues                   -                  83              -              83
  U.S. Treasury Securities                   74,832                   -              -          74,832

Money Market Instruments:
  Commercial Paper                                -             113,074              -         113,074
  Money Market Funds                         52,026                   -              -          52,026

Purchased Options                             2,624                   -              -           2,624
------------------------------------------------------------------------------------------------------
Total                                    $1,494,383            $854,821         $5,230      $2,354,434
------------------------------------------------------------------------------------------------------

================================================================================

32  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

--------------------------------------------------------------------------------
                                                                       PREFERRED
                                                                          STOCKS
--------------------------------------------------------------------------------
Balance as of May 31, 2013                                                $5,230
Purchases                                                                      -
Sales                                                                          -
Transfers into Level 3                                                         -
Transfers out of Level 3                                                       -
Net realized gain (loss) on investments                                        -
Change in net unrealized appreciation/depreciation of investments              -
--------------------------------------------------------------------------------
Balance as of November 30, 2013                                           $5,230
--------------------------------------------------------------------------------

For the period of June 1, 2013, through November 30, 2013, common stocks with a fair value of $205,142,000 and a preferred stock with a fair value of $82,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the beginning of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. Investments in foreign securities were 37.5% of net assets at November 30, 2013. A category percentage of 0.0% represents less than 0.1% of net assets.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o   CATEGORIES AND DEFINITIONS

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated

================================================================================

34  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

    by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

    EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    RIGHTS -- enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
    REIT  Real estate investment trust

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS) Principal and interest payments are insured by Ambac Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  35

================================================================================

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by the Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

    (b) Security was fair valued at November 30, 2013, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $5,230,000, which represented 0.22% of net assets of the Fund.

    (c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at November 30, 2013, was $750,000, which represented 0.03% of the Fund's net assets.

    (d) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at November 30, 2013. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (e) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at November 30, 2013.

    (f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

    (g) Currently the issuer is in default with respect to interest and/or principal payments.

================================================================================

36  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

    (h) U.S. government agency issues -- mortgage-backed securities issued by Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide capital in exchange for senior preferred stock.

    (i) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (j) Rate represents the money market fund annualized seven-day yield at November 30, 2013.

      *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  37

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $2,109,843)        $2,351,810
  Purchased options, at market value (cost of $5,585)                         2,624
  Cash                                                                        2,132
  Cash denominated in foreign currencies (identified cost of $1,068)          1,058
  Receivables:
    Capital shares sold                                                       2,572
    Dividends and interest                                                   10,138
    Securities sold                                                           3,803
  Variation margin on futures contracts                                           1
                                                                         ----------
      Total assets                                                        2,374,138
                                                                         ----------
LIABILITIES
  Payables:
    Securities purchased                                                      1,806
    Capital shares redeemed                                                     715
  Accrued management fees                                                     1,453
  Accrued transfer agent's fees                                                  54
  Other accrued expenses and payables                                           171
                                                                         ----------
      Total liabilities                                                       4,199
                                                                         ----------
        Net assets applicable to capital shares outstanding              $2,369,939
                                                                         ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                        $2,228,277
  Accumulated undistributed net investment income                            48,359
  Accumulated net realized loss on investments and options                 (145,685)
  Net unrealized appreciation of investments and options                    239,006
  Net unrealized depreciation of foreign currency translations                  (18)
                                                                         ----------
        Net assets applicable to capital shares outstanding              $2,369,939
                                                                         ==========
  Capital shares outstanding, unlimited number of shares authorized,
    no par value                                                             93,746
                                                                         ==========
  Net asset value, redemption price, and offering price per share        $    25.28
                                                                         ==========

See accompanying notes to financial statements.

================================================================================

38  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $247)                    $ 16,042
  Interest                                                               23,837
                                                                       --------
      Total income                                                       39,879
                                                                       --------
EXPENSES
  Management fees                                                         8,645
  Administration and servicing fees                                       1,729
  Transfer agent's fees                                                   2,684
  Custody and accounting fees                                               261
  Postage                                                                   100
  Shareholder reporting fees                                                 82
  Trustees' fees                                                              7
  Registration fees                                                          28
  Professional fees                                                          77
  Other                                                                      19
                                                                       --------
      Total expenses                                                     13,632
                                                                       --------
NET INVESTMENT INCOME                                                    26,247
                                                                       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY, AND OPTIONS
  Net realized gain (loss) on:
    Unaffiliated transactions                                            63,775
    Affiliated transactions (Note 7)                                         91
    Foreign currency transactions                                            (5)
    Options                                                             (11,451)
  Change in net unrealized appreciation/depreciation of:
    Investments                                                          31,060
    Foreign currency translations                                            15
    Options                                                              (5,949)
                                                                       --------
      Net realized and unrealized gain                                   77,536
                                                                       --------
  Increase in net assets resulting from operations                     $103,783
                                                                       ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  39

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2013 (unaudited), and year ended
May 31, 2013

----------------------------------------------------------------------------------------
                                                            11/30/2013         5/31/2013
----------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                     $   26,247        $   55,424
  Net realized gain on investments                              63,866           132,543
  Net realized loss on foreign currency transactions                (5)             (148)
  Net realized loss on options                                 (11,451)          (46,152)
  Net realized gain on futures transactions                          -             2,223
  Change in net unrealized appreciation/depreciation of:
    Investments                                                 31,060           165,337
    Foreign currency translations                                   15              (117)
    Options                                                     (5,949)            3,214
    Futures contracts                                                -            (1,694)
                                                            ----------------------------
    Increase in net assets resulting from operations           103,783           310,630
                                                            ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                              -           (55,999)
                                                            ----------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                    138,122           313,638
  Reinvested dividends                                               -            55,369
  Cost of shares redeemed                                     (166,726)         (359,683)
                                                            ----------------------------
    Increase (decrease) in net assets from capital
      share transactions                                       (28,604)            9,324
                                                            ----------------------------
  Net increase in net assets                                    75,179           263,955

NET ASSETS
  Beginning of period                                        2,294,760         2,030,805
                                                            ----------------------------
  End of period                                             $2,369,939        $2,294,760
                                                            ============================
Accumulated undistributed net investment income:
  End of period                                             $   48,359        $   22,112
                                                            ============================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                    5,665            13,470
  Shares issued for dividends reinvested                             -             2,414
  Shares redeemed                                               (6,843)          (15,514)
                                                            ----------------------------
    Increase (decrease) in shares outstanding                   (1,178)              370
                                                            ============================

See accompanying notes to financial statements.

================================================================================

40  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA Cornerstone Moderately Aggressive Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to achieve capital appreciation with a secondary focus on current income.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

   these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially

================================================================================

42  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

       affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    6. Repurchase agreements are valued at cost, which approximates market value.

    7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

     8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

     9. Forward currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service.

     10. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of

================================================================================

44  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

    investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred stocks which are valued based on methods discussed in Note 1A1, and all bonds, except U.S. Treasuries, which are valued based on methods discussed in Note 1A5, and commercial paper which is valued at amortized cost.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board.

    The valuation of some securities falling in the Level 3 category are primarily supported by tender offers and quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

    Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, options on futures contracts, and forward currency contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

    OPTIONS TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

    Premiums paid for purchased options are included in the Fund's statement of assets and liabilities as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium

================================================================================

46  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

    paid. The risk associated with purchasing a call or put option is limited to the premium paid.

    Premiums received from writing options are included in the Fund's statement of assets and liabilities as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

    In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

    FORWARD CURRENCY CONTRACTS -- The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into transactions to purchase or sell

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

    forward currency contracts in order to gain exposure to, or hedge against, changes in foreign exchange rates on its investment in securities traded in foreign countries. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. When the Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. The Fund bears the market risk that arises from changes in foreign exchange rates and the credit risk that a counterparty may fail to perform under a contract. The Fund's net equity in open forward currency contracts is included in the statement of assets and liabilities as net unrealized appreciation or depreciation and is generated from differences in the forward currency exchange rates at the trade dates of the contracts and the rates at the reporting date. When the contracts are settled, the Fund records a realized gain or loss equal to the difference in the forward currency exchange rates at the trade dates and at the settlement dates.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF NOVEMBER 30, 2013*
    (IN THOUSANDS)

                                    ASSET DERIVATIVES                LIABILITY DERIVATIVES
-----------------------------------------------------------------------------------------------
                                STATEMENT OF                      STATEMENT OF
DERIVATIVES NOT ACCOUNTED       ASSETS AND                        ASSETS AND
FOR AS HEDGING                  LIABILITIES                       LIABILITIES
INSTRUMENTS                     LOCATION           FAIR VALUE     LOCATION           FAIR VALUE
-----------------------------------------------------------------------------------------------
Equity contracts                Purchased            $2,624          -                   -
                                options; Net
                                unrealized
                                appreciation of
                                investments and
                                options
-----------------------------------------------------------------------------------------------

  *For open derivative instruments as of November 30, 2013, see the portfolio of investments, which also is indicative of activity for the six-month period ended November 30, 2013.

================================================================================

48  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED NOVEMBER 30, 2013 (IN THOUSANDS)

DERIVATIVES                                              CHANGE IN UNREALIZED
NOT ACCOUNTED      STATEMENT OF                          APPRECIATION
FOR AS HEDGING     OPERATIONS          REALIZED LOSS     (DEPRECIATION)
INSTRUMENTS        LOCATION            ON DERIVATIVES    ON DERIVATIVES
--------------------------------------------------------------------------------
Equity contracts   Net realized loss     $(11,451)         $(5,949)
                   on options/Change
                   in net unrealized
                   appreciation/
                   depreciation
                   of options
--------------------------------------------------------------------------------

D. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

E. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

   1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

   2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS --
   Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the

================================================================================

50  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

   extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

H. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2013, there were no custodian and other bank credits.

I. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

the committed loan agreement. The facility fee rate remains unchanged from September 30, 2012, to September 30, 2013. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2013, the Fund paid CAPCO facility fees of $6,000, which represents 3.7% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2013.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2014, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At May 31, 2013, the Fund had pre-enactment capital loss carryforwards of $178,759,000, and no post-enactment capital loss carryforwards, for federal income tax purposes. If not offset by subsequent capital gains, the pre-enactment capital loss carryforwards will expire in 2018. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

For the six-month period ended November 30, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On

================================================================================

52  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

an ongoing basis the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year-ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2013, were $678,075,000 and $799,160,000, respectively.

As of November 30, 2013, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2013, were $303,087,000 and $64,081,000, respectively, resulting in net unrealized appreciation of $239,006,000.

For the six-month period ended November 30, 2013, transactions in written call and put options* were as follows:

                                                                          PREMIUMS
                                                          NUMBER OF       RECEIVED
                                                          CONTRACTS        (000'S)
                                                          ------------------------
Outstanding May 31, 2013                                     6,200        $  8,732
Options written                                             42,507           2,807
Options terminated in closing purchase transactions        (33,757)        (11,233)
Options expired                                            (14,950)           (306)
                                                          ------------------------
Outstanding at November 30, 2013                                 -        $      -
                                                          ========================

*Refer to Note 1C for a discussion of derivative instruments and how they are accounted for in the Fund's financial statements.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

   investment of a portion of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is also authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager is also responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

   The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

   The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper Global Flexible Funds Index over the performance period. The Lipper Global Flexible Funds Index tracks the total return performance of the 30 largest funds in the Lipper Global Flexible Portfolio Funds category. The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE              ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
------------------------------------------------------------------------------
+/- 1.00% to 4.00%                  +/- 0.04%
+/- 4.01% to 7.00%                  +/- 0.05%
+/- 7.01% and greater               +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is

================================================================================

54  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

    then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Global Flexible Funds Index over that period, even if the Fund had overall negative returns during the performance period.

    For the six-month period ended November 30, 2013, the Fund incurred total management fees, paid or payable to the Manager, of $8,645,000.

B. SUBADVISORY ARRANGEMENT(s) -- The Manager has entered into an investment subadvisory agreement with Quantitative Management Associates, LLC (QMA), under which QMA directs the investment and reinvestment of a portion of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays QMA a subadvisory fee in the annual amount of 0.25% of the portion of the Fund's average net assets that QMA manages. For the six-month period ended November 30, 2013, the Manager incurred subadvisory fees, paid or payable to QMA, of $341,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2013, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,729,000.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

    November 30, 2013, the Fund reimbursed the Manager $32,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager had agreed, through October 1, 2013, to limit the annual expenses of the Fund to 1.28% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and would reimburse the Fund for all expenses in excess of that amount. Effective October 1, 2013, the Manager terminated this agreement.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for administration and servicing of accounts held with such intermediaries. For the six-month period ended November 30, 2013, the Fund incurred transfer agent's fees, paid or payable to SAS, of $2,684,000.

F. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended November 30, 2013, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and

================================================================================

56  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

the following affiliated USAA Funds at the then-current market price with no brokerage commissions incurred.

                                                                          NET REALIZED
                                                           COST TO       GAIN (LOSS) TO
      SELLER                         PURCHASER            PURCHASER          SELLER
---------------------------------------------------------------------------------------
USAA Cornerstone                USAA Cornerstone
  Moderately Aggressive Fund      Aggressive Fund         $  113,000       $ (18,000)
USAA Cornerstone                USAA First Start
  Moderately Aggressive Fund      Growth Fund              2,089,000         (67,000)
USAA Cornerstone                USAA Real Return
  Moderately Aggressive Fund      Fund                        88,000          (6,000)
USAA Real Return Fund           USAA Cornerstone
                                  Moderately Aggressive
                                  Fund                       954,000        (109,000)
USAA Cornerstone                USAA Cornerstone
  Aggressive Fund                 Moderately Aggressive
                                  Fund                     1,671,000          70,000
USAA Income Stock Fund          USAA Cornerstone
                                  Moderately Aggressive
                                  Fund                        86,000          22,000

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                              PERIOD ENDED
                              NOVEMBER 30,                       YEAR ENDED MAY 31,
                              --------------------------------------------------------------------------------
                                    2013           2013         2012          2011           2010         2009
                              --------------------------------------------------------------------------------
Net asset value at
  beginning of period         $    24.17     $    21.48   $    24.05    $    20.43     $    17.21   $    24.17
                              --------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income              .28            .61          .65           .57            .65          .57
  Net realized and
    unrealized gain (loss)           .83           2.69        (2.58)         3.67(a)        3.19        (7.02)
                              --------------------------------------------------------------------------------
Total from investment
  operations                        1.11           3.30        (1.93)         4.24           3.84        (6.45)
                              --------------------------------------------------------------------------------
Less distributions from:
  Net investment income               --           (.61)        (.64)         (.62)          (.62)        (.51)
                              --------------------------------------------------------------------------------
Net asset value at
  end of period               $    25.28     $    24.17   $    21.48    $    24.05     $    20.43   $    17.21
                              ================================================================================
Total return (%)*                   4.59          15.49        (7.96)        20.93(a)       22.31       (26.39)
Net assets at
  end of period (000)         $2,369,939     $2,294,760   $2,030,805    $2,294,249     $1,924,153   $1,603,954
Ratios to average
  net assets:**
  Expenses (%)(b)                   1.18(e)        1.22         1.27          1.25(c)        1.19         1.19
  Expenses, excluding
    reimbursements (%)(b)           1.18(e)        1.22         1.27          1.27           1.31         1.37
  Net investment income (%)         2.28(e)        2.54         2.87          2.51           3.23         3.23
Portfolio turnover (%)                31             81           77(d)        117            151          162

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2013, average net assets were
    $2,299,641,000.
(a) During the year ended May 31, 2011, the Manager reimbursed the Fund
    $10,000 for a loss incurred from the disposal of a investment in error. The effect of this reimbursement of the Fund's net realized loss and total return was less than $0.01/0.01% per share.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Prior to October 13, 2013, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.28% of the Fund's average net assets. Prior to October 1, 2010, the voluntary expense limit was 1.19%.
(d) Trading activity due to changes in subadvisers and asset allocation strategies.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

58  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2013, through November 30, 2013.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending

================================================================================

                                                           EXPENSE EXAMPLE |  59

================================================================================

account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                      EXPENSES PAID
                                  BEGINNING          ENDING           DURING PERIOD*
                                ACCOUNT VALUE     ACCOUNT VALUE       JUNE 1, 2013 -
                                 JUNE 1, 2013   NOVEMBER 30, 2013   NOVEMBER 30, 2013
                                -----------------------------------------------------
Actual                            $1,000.00         $1,045.90             $6.05

Hypothetical
 (5% return before expenses)       1,000.00          1,019.15              5.97

* Expenses are equal to the Fund's annualized expense ratio of 1.18%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 4.59% for the six-month period of June 1, 2013, through November 30, 2013.

================================================================================

60  | USAA CORNERSTONE MODERATELY AGGRESSIVE FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
                                     Jefferson C. Boyce
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on usaa.com select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
       USAA         WE KNOW WHAT IT MEANS TO SERVE.(R)
   =============================================================================
   27800-0114                                (C)2014, USAA. All rights reserved.

   ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2013

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  DANIEL J. MAVICO, Assistant Secretary

Date:    1/27/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    1/27/2014
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    1/27/2014
         ------------------------------

*Print the name and title of each signing officer under his or her signature.